                                                               File Nos. 2-98772
                                                                        811-4347

              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION


                                 ON May 3, 2004


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                          / /
                                 --                       --


     Post-Effective Amendment No. 79                      /X/
                                  --                      --


REGISTRATION STATEMENT UNDER THE INVESTMENT
     COMPANY ACT OF 1940




Amendment No. 100                                         /X/
              ---                                         --


                                   GMO TRUST

               (Exact Name of Registrant as Specified in Charter)

                  40 Rowes Wharf, Boston, Massachusetts 02110
                    (Address of principal executive offices)

                                  617-330-7500
              (Registrant's telephone number, including area code)

                                with a copy to:

             Scott Eston                          J.B. Kittredge, Esq.
              GMO Trust                            Ropes & Gray LLP
           40 Rowes Wharf                        One International Place
    Boston, Massachusetts 02110               Boston, Massachusetts 02110
                    (Name and address of agents for service)


It is proposed that this filing will become effective:

     / / Immediately upon filing pursuant to paragraph (b), or

     / / 60 days after filing pursuant to paragraph (a)(1), or

     / /                    pursuant to paragraph (b), or
            -------------
     /X/ 75 days after filing pursuant to paragraph (a)(2), of Rule 485.



This filing relates only to the GMO Real Asset Fund, one of forty-four series of the Registrant; it is not intended to amend or supersede any prior filing relating to any other series of the Registrant.


================================================================================

GMO TRUST

                                                                      Prospectus

                                                               ___________, 2004

            - GMO REAL ASSET FUND

                                                     ___________________________

                                                     - INFORMATION ABOUT OTHER
                                                       FUNDS OFFERED BY GMO
                                                       TRUST IS CONTAINED IN
                                                       SEPARATE PROSPECTUSES.

                                                     - THE FUND DESCRIBED IN
                                                       THIS PROSPECTUS MAY NOT
                                                       BE AVAILABLE FOR PURCHASE
                                                       IN ALL STATES. THIS
                                                       PROSPECTUS IS NOT AN
                                                       OFFERING IN ANY STATE
                                                       WHERE AN OFFERING MAY
                                                       NOT LAWFULLY BE MADE.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
40 ROWES WHARF - BOSTON, MASSACHUSETTS  02110

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                       Page
                                                                       ----
SUMMARY OF FUND OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES, AND PRINCIPAL RISKS................................            [ ]

SUMMARY OF FUND PERFORMANCE AND FEES AND EXPENSES..............            [ ]

DESCRIPTION OF PRINCIPAL RISKS.................................            [ ]

MANAGEMENT OF THE FUND.........................................            [ ]

DETERMINATION OF NET ASSET VALUE...............................            [ ]

HOW TO PURCHASE SHARES.........................................            [ ]

HOW TO REDEEM SHARES...........................................            [ ]

PURCHASE PREMIUMS AND REDEMPTION FEES..........................            [ ]

MULTIPLE CLASSES...............................................            [ ]

DISTRIBUTIONS AND TAXES........................................            [ ]

ADDITIONAL INFORMATION.........................................     back cover

SHAREHOLDER INQUIRIES..........................................     back cover

DISTRIBUTOR....................................................     back cover

GMO REAL ASSET FUND

Fund Inception Date: __/__/04

         This section contains a summary of the Fund, which sets forth the Fund's investment objective and describes the Fund's principal investment strategies and principal risks. This summary is not designed to be all-inclusive, and the Fund may also make investments, employ strategies, and be exposed to risks that are not described in this summary or elsewhere. Some more information about the Fund's investments and strategies is set forth in the Fund's Statement of Additional Information. See the back cover of this Prospectus for information about how to receive the Statement of Additional Information. The Fund's investment objective and policies may generally be changed by the Fund's Board of Trustees ("Trustees") without shareholder approval unless the policy or objective is identified in this Prospectus or in the Statement of Additional Information as "fundamental." The Fund's investment manager is Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). See "Management of the Fund" for a description of the Manager.

INVESTMENT OBJECTIVE

         The Fund seeks high total return. Unless otherwise specified in this Prospectus or in the Statement of Additional Information, the Fund is not obligated and generally will not consider tax consequences in pursuing its investment objective (e.g., the Fund may engage in transactions that are not tax efficient for taxable shareholders). There can be no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

         The Fund seeks exposure to investment returns of certain real assets that trade in the commodity markets. Real assets (also known as "physical commodities") are assets with tangible properties, such as oil, natural gas, agricultural products (e.g., wheat, corn, and livestock), precious metals (e.g., gold and silver), and industrial metals (e.g., copper and aluminum). The Fund primarily intends to achieve this exposure by investing in: (i) equity securities (including common stock, preferred stock, and convertible securities) of U.S. and foreign companies that are directly or indirectly engaged in the exploration, development, production or distribution of one or more physical commodities, and (ii) exchange-traded and over-the-counter ("OTC") commodities futures and other commodity-linked derivative instruments, including commodity index options, options on futures, and swap agreements, to gain indirect exposure to the commodity markets. The value of commodity-linked derivative instruments is typically based on the value of a physical commodity, commodity index, futures contract, or other readily measurable economic variables dependent upon changes in the value of commodities or the commodities markets. The Fund may also make use of a wide variety of other exchange-traded and OTC derivative instruments that are not linked to the value of a commodity or other commodity-linked variable (including financial futures, options, and swap contracts) in order to implement its strategy. The Fund does not invest directly in physical commodities. As of the date of this Prospectus, the Manager expects to invest a majority of the Fund's assets in U.S. equity securities, commodity-linked derivative instruments, and other investments. The Manager, however, reserves the right to invest without limitation in foreign equity securities, commodity-linked derivative instruments, and other investments.

         In selecting investments for the Fund, the Manager seeks to generate returns related to a broad basket of physical commodities. The Manager uses quantitative methodologies to identify and select securities and other investments for the Fund having strong positive correlations to various commodity-related indices (i.e., securities and other investments whose values generally increase and decrease with the values of physical commodities included in various commodity-related indices). The Fund will have exposure to different proportions of commodity-related industries at different times. In constructing the Fund's portfolio, the Manager does not seek to match the Fund's portfolio composition to that of its benchmark, and the Fund's portfolio composition will differ significantly from that of its benchmark.

         The Fund maintains a fundamental policy to concentrate its investments (i.e., invest at least 25% of its total assets) in the group of commodity-related industries involved in the exploration, development, production, and distribution of oil, natural gas, industrial metals, and precious metals. This means that the Fund may invest substantially all of its assets in commodity-related investments from the industries within this group and may, at times, invest a substantial portion of its assets in a single industry within this group.

         The Fund may make a portion of its investments through a wholly owned subsidiary organized as a Bermuda limited company. When used in this Prospectus, the Manager considers the term "investments" to include both direct investments and indirect investments (e.g., derivatives and synthetic instruments with economic characteristics similar to the underlying asset).

         The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments.

BENCHMARK

         The Fund's benchmark is the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

PRINCIPAL RISKS OF INVESTING IN THE FUND

         The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. The Fund should only be considered as part of a diversified portfolio including other assets and should not be an investor's sole investment because the Fund's performance is linked to the performance of the commodity markets, which can be extremely volatile. Investors in the Fund should be willing to assume the risks of potentially significant short-term share price fluctuations because of the Fund's commodity-related investments. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Commodities Risk - Because of the Fund's exposure to the commodity markets, the value of its shares will be affected by factors particular to the commodity markets and may fluctuate more widely than that of a fund with a broader range of investments. The value of physical commodities, securities of companies in commodity-related industries, and commodity-linked derivative instruments can be extremely volatile and may be either directly or indirectly affected by a wide range of factors, including changes in overall market movements or factors affecting a particular industry or commodity. In addition, the Fund's investments in securities of companies in commodity-related industries and commodity-linked derivatives instruments may experience greater price fluctuations than the relevant underlying physical commodity, commodity index or other commodity-linked variable.

- Management Risk - The Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager will apply investment techniques and risk analyses in making investment decisions for the Fund (e.g., the appropriate allocation of the Fund's assets among various commodity-related industries), but there can be no guarantee that these will produce the desired results. From time to time, the Manager may allocate a substantial portion of the Fund's assets to one or more commodity-related industries. Any such allocation could create the potential for significant risk of loss in the value of the Fund.

- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices (particularly the stock market prices of companies directly or indirectly engaged in the exploration, development, production or distribution of one or more physical commodities) will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Focused Investment Risk - Focusing investments in industries with high positive correlations to one another creates additional risk. As noted above, the Fund has a concentration policy that permits a substantial portion of its assets (greater than 25% of its total assets) to be invested in one or more industries within a particular group of commodity-related industries. Accordingly, this risk is particularly pronounced for the Fund because it may make substantial investments in one or more commodity-related industries within this group, making the Fund more susceptible to economic, political, and other developments affecting those industries. See "Commodities Risk" above. In addition, the Fund may (but is not obligated to) make significant investments in securities, derivative instruments, or other investments related to agriculture, which may further expose the Fund to this risk.

- Derivatives Risk - The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and may or may not correlate in value to the relevant underlying physical commodity, index, or other asset. The Fund is subject to increased derivatives risk because it may invest a significant portion of its assets in futures and other commodity-linked derivative instruments to gain exposure to the commodity markets.

- Foreign Investment Risk - Foreign securities may experience more rapid and extreme changes in value than U.S. securities. Foreign markets may be less stable, smaller, less liquid, less regulated, and have higher trading costs than U.S. markets. Adverse changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks will be greater for the Fund to the extent it makes emerging markets investments.

- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged. In addition, the companies issuing equity securities in which the Fund invests may engage in their own currency hedging activities, indirectly exposing the Fund to additional currency risk.

         Other principal risks of an investment in the Fund include Non-Diversification Risk (e.g., the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's value more than if the Fund were diversified), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Leveraging Risk (e.g., magnified risk from use of derivatives), Market Risk--Fixed Income Securities (e.g., risk that values of fixed income securities or related derivatives will decline during periods of rising interest rates), Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with smaller capitalizations), and Liquidity Risk (e.g., difficulty in selling Fund investments).

PERFORMANCE

         Because the Fund will commence operations on or following the date of this Prospectus, no performance information is available for the Fund.

FEES AND EXPENSES

         The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees that are paid directly from your investment)

                                                              CLASS II    CLASS III    CLASS IV    CLASS V    CLASS VI
                                                              --------    ---------    --------    -------    --------
Cash purchase premium (as a percentage of amount invested)         %(1)         %(1)        %(1)       %(1)        %(1)
Redemption fee (as a percentage of amount redeemed)                %(1)         %(1)        %(1)       %(1)        %(1)

ANNUAL FUND OPERATING EXPENSES

(expenses that are paid from Fund assets as a percentage of average daily net assets)

                                    CLASS II   CLASS III     CLASS IV      CLASS V     CLASS VI
                                   ----------  ----------   ----------  ------------  -----------
Management fee                         %           %            %             %            %
Shareholder service fee            0.22%       0.15%        0.10%        0.085%       0.055%
Other expenses                         %(2)        %(2)         %(2)          %(2)         %(2)
Total annual operating expenses        %(2)        %(2)         %(2)          %(2)         %(2)
Expense reimbursement                  %(2,3)      %(2,3)       %(2,3)        %(2,3)       %(2,3)
Net annual expenses                    %(2)        %(2)         %(2)          %(2)         %(2)

(1) See "Purchase Premiums and Redemption Fees" for a more detailed discussion of the Fund's purchase premium and redemption fee, including the circumstances under which the Manager may waive the purchase premium or redemption fee.

(2) The amounts indicated above represent an annualized estimate of the Fund's operating expenses for its initial fiscal year ending February 28, 2005.

(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page [ ] of this Prospectus) exceed [ ]% of the Fund's average daily net assets.

EXAMPLE

         This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

             IF YOU SELL YOUR SHARES    IF YOU DO NOT SELL YOUR SHARES
             -----------------------    ------------------------------
             1 Year*         3 Years    1 Year*                3 Years
             -------         -------    -------                -------
Class II     $               $          $                      $
Class III    $               $          $                      $
Class IV     $               $          $                      $
Class V      $               $          $                      $
Class VI     $               $          $                      $

* After reimbursement

                         DESCRIPTION OF PRINCIPAL RISKS

         Investing in mutual funds involves risk, including the risk that the strategies and techniques of the Manager will fail to produce the desired results. The Fund is subject to risks based on the types of investments in the Fund's portfolio and on the investment strategies the Fund employs. Factors that may affect the Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. The Fund could be subject to additional risks because the types of investments made by the Fund change over time. The Statement of Additional Information includes more information about the Fund and its investments. An investment in the Fund is not a bank deposit and therefore is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. By itself, the Fund does not constitute a complete investment program.

         - COMMODITIES RISK. Because of the Fund's exposure to the commodity markets, the value of its shares will be affected by factors particular to the commodity markets and may fluctuate more widely than that of a fund with a broader range of investments. The value of physical commodities, securities of companies in commodity-related industries, and commodity-linked derivative instruments can be extremely volatile and may be either directly or indirectly affected by a wide range of factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods or other weather conditions, livestock disease, trade embargoes, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international economic, political and regulatory developments. In addition, the securities of companies in commodity-related industries can be affected by a number of additional risk factors, including increased costs assumed by these companies in complying with environmental and safety regulations and risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling. See "Derivatives Risk" below for a discussion of certain specific risks of the Fund's derivatives investments, including commodity-linked derivatives instruments.

         Although the Manager generally believes that the value of securities of companies in commodity-related industries will correspond generally over the long term with the prices of their corresponding underlying physical commodities, at any given time, changes in the prices of underlying physical commodities may not strongly correlate with changes in the value of securities of companies in the corresponding commodity-related industry or industries. In fact, there may be times in which the price of securities of companies in commodity-related industries and their corresponding underlying physical commodities will move in different directions because certain political, economic, or other factors discussed above, including behaviors of equity markets, may have different impacts on physical commodities versus commodity stocks. In addition, the Fund's investments in securities of companies in commodity-related industries and commodity-linked derivatives instruments may experience greater price fluctuations than the relevant underlying physical commodity, commodity index or other commodity-linked variable.

         Because a fundamental policy of the Fund is to concentrate its assets (i.e., invest at least 25% of its total assets) in a particular group of commodity-related industries, the value of the Fund's portfolio can be expected to change in light of factors affecting those industries, and may fluctuate more widely than the value of a portfolio that consists of investments in a broader range of industries. At times, the Fund may invest a substantial portion of its assets in one or more industries within this group. At such times, the Fund will be particularly vulnerable to factors affecting those industries, and, accordingly, the value of the Fund's portfolio may be extremely volatile. In addition, the Fund may (but is not obligated to) make significant investments in securities, derivative instruments, or other investments related to agriculture, further exposing the Fund to these risks.

         - MANAGEMENT RISK. The Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager will apply investment techniques and risk analyses in making investment decisions for the Fund (e.g., the appropriate allocation of the Fund's assets among various commodity-related industries), but there can be no guarantee that these will produce the desired results. The Manager may also fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The Fund generally does not attempt to time the market and instead generally stays fully invested in commodity-related investments. The Manager may exercise investment discretion for certain of the accounts investing in the Fund.

         - MARKET RISK. The Fund is subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by the Fund. General market risks associated with investments in equity and fixed income securities include the following:

         EQUITY SECURITIES. A principal risk of the Fund is that equity securities in which it invests will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons that directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer's goods or services. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

         The Fund maintains substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices (particularly the stock market prices of companies directly or indirectly engaged in the exploration, development, production or distribution of one or more physical commodities) will decline over short or extended periods subject the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.

         FIXED INCOME SECURITIES. The value of the Fund's fixed income investments (including bonds and notes) will typically change as interest rates fluctuate. During periods of rising interest rates, the values of fixed income securities generally decline. Conversely, during periods of falling interest rates, the values of fixed income securities generally rise. This kind of market risk, also called interest rate risk, is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Thus, this risk is greatest for funds with longer durations. Interest rate risk also depends on the credit quality of a fixed income security.

         - LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to sell due to a limited market or to legal restrictions, such that the Fund may be prevented from selling particular securities at the price at which the Fund values them. Because the Fund's principal investment strategies typically involve derivatives, securities with substantial market and/or credit risk, and foreign securities, the Fund will tend to have increased exposure to liquidity risk. These securities are more likely to be fair valued (see "Determination of Net Asset Value"). Liquidity risk may also exist when the Fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale).

         - SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than other securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. The Fund will be subject to these risks to the extent it invests in securities of companies with smaller market capitalizations.

         - DERIVATIVES RISK. The Fund may use derivatives, which are financial contracts whose values depend upon, or are derived from, the values of underlying assets, reference rates, or indices. Derivatives may relate to commodities and commodity-related indices, as well as stocks, bonds, interest rates, currencies or currency exchange rates, and related indices. The Fund can use derivatives for many purposes, including for hedging and as a substitute for direct investment in physical commodities, securities, or other assets. The Fund may also use derivatives as a way to adjust efficiently the exposure of the Fund to various securities and markets without the Fund's actually having to sell current assets and make new investments. This is generally done because the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of Fund assets and making new investments over time. For a description of the various derivative instruments that may be utilized by the Fund, refer to the Fund's Statement of Additional Information.

         The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. Derivatives are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk, and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the assets, rates, or indices they are designed to hedge or closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The use of derivatives may also increase the amount of taxes payable by shareholders. Many derivative instruments also have documentation risk. Because the contract for each OTC derivative transaction is individually negotiated with a specific counterparty, the Fund is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty.

         The Fund is subject to increased derivatives risk because it may invest a significant portion of its assets in futures and other commodity-linked derivative instruments as a basic component of its investment strategy to gain exposure to the investment returns of certain real assets that trade in the commodity markets. See "Commodities Risk" above for a discussion of certain risks specific to commodity-linked derivatives instruments.

         - FOREIGN INVESTMENT RISK. The Fund, as a result of its investments in securities traded principally in securities markets outside the United States, is subject to additional and more varied risks, and may experience more rapid and extreme changes in value. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect the Fund's investments. In the event of a nationalization, expropriation or other confiscation, the Fund could lose its entire investment in a foreign security.

         In addition, to the extent the Fund invests a portion of its assets in the securities of issuers based in countries with "emerging market" economies, it will be subject to greater levels of foreign investment risk than funds investing in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

         - CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's investments. Currency risk includes both the risk that currencies in which the Fund's investments are traded or currencies in which the Fund has taken an active investment position will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

         The Fund may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. The Fund may also take active currency positions and may cross-hedge currency exposure represented by its securities into another foreign currency. This may result in the Fund's currency exposure being substantially different than that suggested by its securities investments.

         The Fund, as a result its investing or trading in foreign currencies, securities denominated in foreign currencies, or related derivative instruments, may be adversely affected by changes in foreign currency exchange rates. In addition, the companies issuing equity securities in which the Fund invests may engage in their own currency hedging activities, indirectly exposing the Fund to additional currency risk. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk, as described below under "Leveraging Risk."

         - NON-DIVERSIFICATION RISK. Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of small numbers of issuers. The Fund is not "diversified" within the meaning of the Investment Company Act of 1940 (the "1940 Act"). This means that the Fund is allowed to invest in a relatively small number of issuers with greater concentration of risk. As a result, credit, market, and other risks associated with the Fund's investment strategies or techniques may be more pronounced for the Fund than for funds that are "diversified."

         - FOCUSED INVESTMENT RISK. Overall risk can be reduced by industry diversification, and increased by focusing investments in industries with high positive correlations to one another. A fund that focuses its investments in a particular industry, or in two or more industries with high positive correlations to one another (e.g., different industries within broad sectors) may be particularly vulnerable to events affecting companies in those industries because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments. As noted above, the Fund has a concentration policy that permits a substantial portion of its assets (greater than 25% of its total assets) to be invested in one or more industries within a particular group of commodity-related industries. Accordingly, this risk is particularly pronounced for the Fund because it may make substantial investments in one or more commodity-related industries within this group. In addition, because the Fund may (but is not obligated to) make significant investments in securities, derivative instruments, or other investments related to agriculture, it may be further exposed to this risk. Therefore, the Fund should only be considered as part of a diversified portfolio including other assets. See "Commodities Risk" above for a discussion of risks of investing in commodity-related investments.

         - LEVERAGING RISK. The Fund may enter into reverse repurchase agreements and invest in other derivatives, which may result in leverage. Leverage may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, commodities prices, stock prices, or currency rates are changing. Also, the Fund's portfolio may be leveraged if it temporarily borrows money to meet redemption requests and/or to settle investment transactions.

         The net long exposure of the Fund (including direct investment in securities and long derivative positions in securities, physical commodities, and/or "baskets" or indexes of equity securities or physical commodities (such as swap contracts and futures contracts)) will not exceed 100% of the Fund's net assets. The Fund may manage certain of its derivatives positions by maintaining an amount of cash or liquid securities equal to the face value of those positions. The Fund also may offset derivatives positions against one another or against other assets to manage effective market exposure resulting from derivatives in a portfolio. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged.

         - CREDIT AND COUNTERPARTY RISK. This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

         Credit risk associated with investments in fixed income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. To the extent the Fund invests in fixed income securities, it will be subject to the risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed income security is not rated, the Manager may have to assess the risk of the security itself.

         In addition, the Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of Fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While the Manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions. This risk will be particularly pronounced for the Fund to the extent it invests in OTC derivatives with longer durations, or it has greater exposure to any one counterparty.

                             MANAGEMENT OF THE FUND

         GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 provides investment advisory services to the Fund. GMO is a private company, founded in 1977. As of _______, 2004, GMO managed on a worldwide basis more than $__ billion for institutional investors such as pension plans, endowments, foundations, and the Funds of the GMO Trust (the "Trust").

         Subject to the approval of the Trust's Board of Trustees, the Manager establishes and modifies when necessary the investment strategies of the Fund. In addition to its management services to the Fund, the Manager administers the Fund's business affairs.

         The Manager provides to all classes of shares of the Fund direct client service and reporting, such as performance information reporting, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance to correct and maintain client-related information. The Class II, III, IV, V, and VI shares of the Fund each pay the Manager a shareholder service fee in exchange for the Manager providing these services. The Fund will commence operations on or following the date of this Prospectus, and, therefore, the Class II, III, IV, V, and VI shares of the Fund have not yet paid the Manager a shareholder service fee.

         The Manager receives a management fee from the Fund as compensation for management services rendered to the Fund. The Fund will commence operations on or following the date of this Prospectus, and, therefore, the Fund has not yet paid the Manager the management fee. However, once the Fund commences operations, it will pay to the Manager a management fee at the annual rate of [ ]% of the Fund's average daily net assets.

         Day-to-day management of the Fund is the responsibility of the U.S. Quantitative division of the Manager, which is comprised of investment professionals associated with the Manager. No one person is primarily responsible for making recommendations to the division.

CUSTODIAN AND TRANSFER AGENT

         [Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Fund's custodian and transfer agent.]

EXPENSE REIMBURSEMENT

         As more fully described in the Fund's "Fees and expenses" table, the Manager has contractually agreed to reimburse the Fund with respect to certain expenses through at least June 30, 2005. The following expenses are specifically excluded from the Manager's reimbursement obligation: shareholder service fees, fees and expenses (including legal fees) of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value or "NAV" of a share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. Eastern time. The Fund will not determine its NAV on any day when the NYSE is closed for business. The Fund also may not determine its NAV on days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund. The Fund's net asset value is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. The value of the Fund's investments is generally determined as follows:

Exchange-listed securities

         -   Last sale price or

         -   Official closing price or

         - Most recent bid price (if no reported sale or official closing price) or

         - Broker bid (if the private market is more relevant in determining market value than the exchange), based on where the securities are principally traded and what their intended disposition is

Foreign equity securities

         - Price supplied by independent pricing service to the extent such prices are available (see below)

Unlisted securities (if market quotations are readily available)

         -   Most recent quoted bid price

Certain debt obligations (if less than sixty days remain until maturity)

         - Amortized cost (unless circumstances dictate otherwise; for example, if the issuer's creditworthiness has become impaired)

All other fixed income securities and options on those securities (except for options written by the Fund) (includes bonds, loans, structured notes)

         - Closing bid supplied by a primary pricing source chosen by the Manager

Options written by the Fund

         -   Most recent ask price

All other assets and securities (if no quotations are readily available or circumstances render an existing methodology or procedure unreliable)

         - Fair value as determined in good faith by the Trustees or persons acting at their direction

             - From time to time, certain of the Fund's assets may be "fair valued." The value of assets that are "fair valued" is determined by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Some of the factors that may be considered in determining "fair value" are the value of other financial instruments traded on other markets, trading volumes, changes in interest rates, observations from financial institutions, and other news events. Although the goal of fair valuation is to determine the amount which the owner of the securities might reasonably expect to receive upon their current sale, because of the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different than the value realized upon such asset's sale.

         Many foreign securities markets and exchanges close prior to the close of the NYSE, and, therefore, the closing prices for foreign securities that trade in those markets or on those exchanges do not reflect events occurring after those prices were determined and before the close of the NYSE. As a result, the Trust has adopted fair value pricing procedures under which the foreign securities in the Fund are normally valued using fair value prices supplied by an independent pricing service to the extent that such prices are available.

         The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value.

         The Manager evaluates primary pricing sources on an ongoing basis, and may change any pricing source at any time. However, the Manager will not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and may in its discretion override a price supplied by a source (by taking a price supplied from another) because of such price activity or because the Manager has other reasons to believe that a price supplied may not be reliable. Certain securities may be valued on the basis of a price provided by a principal market maker. Prices provided by principal market makers may vary from the value that would be realized if the securities were sold. In addition, because the Fund may hold portfolio securities listed on foreign exchanges that trade on days on which the NYSE is closed, the net asset value of the Fund's shares may be significantly affected on days when investors cannot redeem their shares in the Fund.

                             HOW TO PURCHASE SHARES

         You may purchase the Fund's shares on any day when the NYSE is open for business. In addition, certain brokers and agents are authorized to accept purchase and redemption orders on the Fund's behalf. These brokers and agents may impose transaction fees and/or other restrictions (in addition to those described in this Prospectus) for purchasing Fund shares through them. For instruction on purchasing shares of the Fund, call the Trust at (617) 346-7646, send an e-mail to SHS@GMO.com, or contact your broker or agent.

         PURCHASE POLICIES. To avoid having a purchase request rejected by the Trust or its agent, the request should be received in good order. A purchase request is in good order if it includes:

                 - The signature of an authorized signatory as identified in the application;

                 - The investor's name and/or the account number (if any) set forth with sufficient clarify to avoid ambiguity;

                 -   The name of the Fund being purchased;

                 - The number of shares or the dollar amount of shares to be purchased;

                 - The date on which purchase is to be made (subject to receipt prior to the close of regular trading on that date); and

                 -   Payment in full (by check, wire or securities).

                     - If payment is not received prior to the close of regular trading on the intended purchase date, the request may be rejected unless prior arrangements have been approved for later payment.

         If the purchase request is received prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time), the purchase price is the net asset value per share determined on that day (plus any applicable purchase premium) for the Fund shares to be purchased. If the purchase request is received after the close of regular trading on the NYSE, the purchase price is the net asset value per share determined on the next business day (plus any applicable purchase premium) for the Fund shares to be purchased unless otherwise instructed in writing to Shareholder Services by the investor to defer the purchase to another day. See "Purchase Premiums and Redemption Fees" for a discussion of the purchase premium charged by the Fund, including circumstances under which the purchase premium may be waived.

         The Trust and its agent reserve the right to reject any order.

         Minimum Investment Amounts. Minimum investment amounts for the Class II, Class III, Class IV, Class V, and Class VI shares of the Fund are set forth in the table on page [ ] of this Prospectus. There is no minimum additional investment required to purchase additional shares of the Fund. The Trust may waive initial minimums for certain accounts.

         Funds advised or sub-advised by GMO ("Top Funds") may purchase shares of other GMO Funds, including the Fund, after the close of regular trading on the NYSE (the "Cut-off Time") and receive the current day's price if the following conditions are met: (i) the Top Fund received a purchase request prior to the Cut-off Time on that day; and (ii) the purchases by the Top Funds of shares of the other GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day's Cut-off Time.

         SUBMITTING YOUR PURCHASE ORDER FORM. Completed purchase order forms can be submitted by MAIL or by FACSIMILE to the Trust at:

                                    GMO Trust
                   c/o Grantham, Mayo, Van Otterloo & Co. LLC
                                 40 Rowes Wharf
                           Boston, Massachusetts 02110
                            Facsimile: (617) 439-4192
                         Attention: Shareholder Services

         Call the Trust at (617) 346-7646 or send an e-mail to SHS@GMO.com to CONFIRM RECEIPT of your purchase order form. Do not send cash, checks or securities directly to the Trust.

         FUNDING YOUR INVESTMENT. You may purchase shares:

         -   with cash (via wire transfer or check)

             - BY WIRE. Instruct your bank to wire the amount of your investment to:

              Investors Bank & Trust Company, Boston, Massachusetts
                                ABA#: 011-001-438
                              Attn: Transfer Agent
                     Credit: GMO Deposit Account 55555-4444
                Further credit: GMO Fund/Account name and number

             - BY CHECK. All checks must be made payable to the Fund or to GMO Trust. The Trust will not accept any checks payable to a third party which have been endorsed by the payee to the Trust. Mail checks to:

             By U.S. Postal Service:                  By Overnight Courier:
          Investors Bank & Trust Company         Investors Bank & Trust Company
            GMO Transfer Agent MFD 23               GMO Transfer Agent MFD 23
                   P.O. Box 642                 200 Clarendon Street, 16th Floor
         200 Clarendon Street, 16th Floor               Boston, MA 02116
              Boston, MA 02117-0642

         -   by exchange (from another Fund of the Trust)

             - written instruction should be sent to GMO Trust's Shareholder Services at (617) 439-4192 (facsimile)

         -   in exchange for securities acceptable to the Manager

             - securities must be approved by the Manager prior to transfer to the Fund

             - securities will be valued as set forth under "Determination of Net Asset Value"

         -   by a combination of cash and securities

         The Fund will not honor requests for purchases or exchanges by shareholders who identify themselves or are identified as "market-timers." Market timers are generally those investors who repeatedly make exchanges and/or purchases and redemptions (or redemptions and purchases) within a short period of time or otherwise engage in frequent transactions in a manner that may be disruptive to the Fund, as reasonably determined by the Manager. There is no assurance that the Fund will be effective in identifying or preventing market timing in all instances. The Fund does not automatically redeem shares that are the subject of a rejected exchange request.

                              HOW TO REDEEM SHARES

         You may redeem the Fund's shares on any day when the NYSE is open for business. Redemption requests should be submitted to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption request should be processed through that broker or agent. A broker or agent may impose transaction fees and/or other restrictions (in addition to those described in this Prospectus) for redeeming Fund shares through it. For instructions on redeeming shares of the Fund, call the Trust at
(617) 346-7646, send an e-mail to SHS@GMO.com, or contact your broker or agent.

         REDEMPTION POLICIES. To avoid having a redemption request rejected by the Trust or its agent, the request should be received in good order. A redemption request is in good order if it includes:

                 - The signature of an authorized signatory as identified in the application;

                 - The investor's name and/or the account number set forth with sufficient clarify to avoid ambiguity;

                 -   The name of the Fund being redeemed;

                 - The number of shares or the dollar amount of shares to be redeemed; and

                 - The date on which redemption is to be made (subject to receipt prior to the close of regular trading on that date).

         If the redemption request is received prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time), the redemption price is the net asset value per share determined on that day (less any applicable redemption fee) for the Fund shares to be redeemed. If the redemption request is received after the close of regular trading on the NYSE, the redemption price is the net asset value per share determined on the next business day (less any applicable redemption fee) for the Fund shares to be redeemed unless otherwise instructed in writing to Shareholder Services by the investor to defer the redemption to another day. The Fund's redemption fee applies to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). See

"Purchase Premiums and Redemption Fees" for a discussion of the redemption fee charged by the Fund, including circumstances under which the fee may be waived.

         If the Manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in-kind of securities held by the Fund instead of cash.

         If a redemption is made in cash:

         - payment will be made in federal funds transferred to the account designated in writing by authorized persons

             - designation of additional accounts and any change in the accounts originally designated must be made in writing by an authorized person.

         - upon request, payment will be made by check mailed to the registration address

         If a redemption is made in-kind, it is important for you to note:

         - securities used to redeem Fund shares will be valued as set forth under "Determination of Net Asset Value"

         - securities distributed by the Fund will be selected by the Manager in light of the Fund's objective and generally will not represent a pro rata distribution of each security held in the Fund's portfolio

         - you may incur brokerage charges on the sale of any securities received as a result of an in-kind redemption

         - in-kind redemptions will be transferred and delivered by the Trust as directed in writing by an authorized person

            The Fund may suspend the right of redemption and may postpone payment for more than seven days:

         -   if the NYSE is closed on days other than weekends or holidays

         -   during periods when trading on the NYSE is restricted

         - during an emergency which makes it impracticable for the Fund to dispose of its securities or to fairly determine the net asset value of the Fund

         - during any other period permitted by the Securities and Exchange Commission for the protection of investors.

         Pursuant to the Trust's Amended and Restated Agreement and Declaration of Trust, the Trust has the right to redeem unilaterally at any time any shareholder of the Fund if at such time the shareholder owns shares of the Fund or any class of the Fund having an aggregate net asset value of less than an amount determined from time to time by the Trustees. The Trustees currently have not determined a minimum amount for any class of the Fund.

         Top Funds may redeem shares of other GMO Funds, including the Fund, after the Cut-off Time and receive the current day's price if the following conditions are met: (i) the Top Fund received a redemption request prior to the Cut-off Time on that day; and (ii) the redemption of the shares of the other GMO Funds is executed pursuant to an allocation predetermined by GMO prior to that day's Cut-off Time.

         Submitting Your Redemption Request. Redemption requests can be submitted by MAIL or by FACSIMILE to the Trust at the address/facsimile number set forth under "How to Purchase Shares - Submitting Your Purchase Order Form." Redemption requests submitted by mail are "received" by the Trust when actually delivered to the Trust or its agent. Call the Trust at (617) 346-7646 or send an e-mail to SHS@GMO.com to CONFIRM RECEIPT of redemption requests.

                      PURCHASE PREMIUMS AND REDEMPTION FEES

         The Fund charges a purchase premium and redemption fee to shareholders purchasing or redeeming shares of the Fund. Please refer to the the Fund's "Fees and expenses" table for details regarding the purchase premium and redemption fee charged by the Fund. The purchase premium and redemption fee are paid to and retained by the Fund to help offset portfolio transaction costs caused by shareholder activity by allocating an estimate of such costs to the shareholder generating the activity. The purchase premium applies only to cash purchases. The redemption fee applies to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

                   WAIVER OF PURCHASE PREMIUMS/REDEMPTION FEES

         If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion. The Manager may also waive the purchase premium and redemption fee, as applicable, if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase, as applicable, will not cuase the Fund to incur transaction costs. Waivers are not available for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms.

                                MULTIPLE CLASSES

         The Fund offers multiple classes of shares. The sole economic difference among the Class II, Class III, Class IV, Class V, and Class VI shares of the Fund is the level of shareholder service fee that these classes bear for client and shareholder service, reporting and other support, reflecting the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee may be lower for those classes where eligibility criteria require greater total assets under GMO's management.

MINIMUM INVESTMENT CRITERIA FOR CLASS II AND CLASS III ELIGIBILITY

                                                       SHAREHOLDER
                                                       SERVICE FEE
             MINIMUM TOTAL FUND    MINIMUM TOTAL    (AS A % OF AVERAGE
                  INVESTMENT        INVESTMENT      DAILY NET ASSETS)
----------------------------------------------------------------------
CLASS II         $5 million             N/A               0.22%
----------------------------------------------------------------------
CLASS III        $5 million         $35 million           0.15%
----------------------------------------------------------------------

MINIMUM INVESTMENT CRITERIA FOR CLASS IV, CLASS V, AND CLASS VI ELIGIBILITY

                                     MINIMUM TOTAL          SHAREHOLDER
                                    INVESTMENT PLUS         SERVICE FEE
            MINIMUM TOTAL FUND       MINIMUM FUND        (AS A % OF AVERAGE
                INVESTMENT            INVESTMENT          DAILY NET ASSETS)
---------------------------------------------------------------------------
Class IV       $125 million       $250 million plus             0.10%
                                  $35 million in Fund
---------------------------------------------------------------------------
Class V        $350 million       $750 million plus            0.085%
                                  $35 million in Fund
---------------------------------------------------------------------------
Class VI       $500 million       $1 billion plus              0.055%
                                  $35 million in Fund
---------------------------------------------------------------------------

         Eligibility for different classes of the Fund depends upon the client meeting either (i) the minimum "Total Fund Investment" set forth in the above table, which includes only a client's total investment in the Fund, or (ii) the minimum "Total Investment" set forth in the above table, calculated as described below; provided that clients who qualify for Class IV, Class V, and Class VI Shares of the Fund as a result of satisfying the minimum Total Investment requirements for the Fund must also make a minimum investment in the Fund, as set forth in the above table.

DETERMINATION OF TOTAL INVESTMENT

         A client's Total Investment equals the market value of all the client's assets managed by GMO and its affiliates (1) at the time of initial investment,
(2) at close of business on the last business day of each calendar quarter, or
(3) at other times as determined by the Manager (each, a "Determination Date").

You should note:

         - There is no minimum additional investment required to purchase additional shares of the Fund for any class of shares.

         - The Manager will make all determinations as to the aggregation of client accounts for purposes of determining eligibility.

         - Eligibility requirements for each class of shares are subject to change upon notice to shareholders.

         - The Trust may waive eligibility requirements for certain accounts or special situations (e.g., certain of the Trust's Asset Allocation Funds, which are offered through separate prospectuses, will generally invest in the Fund's least expensive class then being offered).

CONVERSIONS BETWEEN CLASSES

         Each client's Total Fund Investment and Total Investment are determined by GMO on each Determination Date. Based on this determination, and subject to the following, each client's shares of the Fund identified for conversion will be converted to the class of shares of the Fund with the lowest Shareholder Service Fee for which the client satisfies all minimum investment requirements (or, to the extent the client already holds shares of that class, the client will remain in that class). With respect to the Fund:

         - To the extent a client satisfies all minimum investment requirements for a class of shares then being offered that bears a lower Shareholder Service Fee than the class held by the client on the Determination Date, the client's shares identified for conversion will be automatically converted to that class within 45 calendar days following the Determination Date on a date selected by the Manager.

         - To the extent a client no longer satisfies all minimum investment requirements for the class of shares held by the client on the last Determination Date of a calendar year, the Trust will convert the client's shares to the class that is then being offered bearing the lowest Shareholder Service Fee for which the client satisfies all minimum investment requirements (and which class will typically bear a higher Shareholder Service Fee then the class held by the client). To the extent the client no longer satisfies all minimum investment requirements for any class as of the last Determination Date of a calendar year, the Trust will convert the client's shares to the class of the Fund then being offered bearing the highest Shareholder Service Fee. Notwithstanding the foregoing, a client's shares will not be converted to a class of shares bearing a higher Shareholder Service Fee without at least 15 calendar days' prior notice by the Trust so that the client has a reasonable opportunity, by making an additional investment, to remain eligible for the client's current class of shares. Any conversion of a client's shares to a class of shares bearing a higher Shareholder Service Fee will occur within 60 calendar days following the last Determination Date of a calendar year.

         The Trust has been advised by counsel that the conversion of a client's investment from one class of shares of the Fund to another class of shares of the Fund should not result in the recognition of gain or loss in the Fund's shares. The client's tax basis in the new class of shares immediately after the conversion should equal the client's basis in the converted shares immediately before conversion, and the holding period of the new class of shares should include the holding period of the converted shares.

                             DISTRIBUTIONS AND TAXES

         The policy of the Fund is to declare and pay distributions of its dividends, interest, and foreign currency gains semi-annually. The Fund also intends to distribute net gains, whether from the sale of securities held by the Fund for not more than one year (i.e., net short-term capital gains) or from net gains from the sale of securities held by the Fund for more than one year (i.e., net long-term capital gains), at least annually. The Fund is treated as a separate taxable entity for federal income tax purposes and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

         All dividends and/or distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash. Shareholders may make this election by marking the appropriate box on the purchase order form or by writing to the Trust.

It is important for you to note:

         - For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned shares in the Fund. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends are taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less are taxable to shareholders as ordinary income.

         - For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxable to shareholders taxed as individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008.

         - Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under the federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan.

         - Distributions by the Fund are taxable to a shareholder even if they are paid from income or gains earned by the Fund before that shareholder invested in the Fund (and accordingly such income or gains were included in the price the shareholder paid for the Fund's shares). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Any gain resulting from a shareholder's sale, exchange, or redemption of Fund shares generally will be taxable to the shareholder as capital gain.

         - The Fund's investment in foreign securities may be subject to foreign withholding taxes on dividends, interest or capital gains which will decrease the Fund's yield. In certain instances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes.

         - The Fund's investment in foreign securities, foreign currencies, debt obligations issuers or purchased as a discount, and assets "marked to market" for federal income tax purposes may increase or accelerate the Fund's recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. These investments may, therefore, affect the timing or amount of the Fund's distributions and may cause the Fund to liquidate other investments at a time when it is not advantageous to do so in order to satisfy the distribution requirements that apply to entities taxed as regulated investment companies.

         - The Fund's use of derivatives and securities lending may increase the amount of taxes payable by its shareholders.

         The above is a general summary of the principal federal income tax consequences of investing in the Fund for shareholders who are U.S. citizens, residents or domestic corporations. You should consult your own tax advisors about the precise tax consequences of an investment in the Fund in light of your particular tax situation, including possible foreign, state, local or other applicable tax laws (including the federal alternative minimum tax).

                                    GMO TRUST

                             ADDITIONAL INFORMATION

         The Fund's Statement of Additional Information (the "Statement") is available free of charge by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect (617) 346-7646. The Statement contains more detailed information about the Fund and is incorporated by reference into this Prospectus.

         Investors can review and copy the Prospectus and Statement at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Other information about the Fund is available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

         Certain portfolio information (e.g., portfolio holdings) may be made available to shareholders, consultants, data vendors, and other investment professionals who request it more frequently than that information is otherwise made publicly available. However, such information will be disclosed only if the Fund has a legitimate business purpose for doing so and the recipient signs a confidentiality agreement. Neither GMO Trust nor GMO will receive any compensation in connection with providing portfolio information.

                              SHAREHOLDER INQUIRIES

                       Shareholders may request additional
                    information from and direct inquiries to:
                             Shareholder Services at
                     Grantham, Mayo, Van Otterloo & Co. LLC,
                        40 Rowes Wharf, Boston, MA 02110
                          1-617-346-7646 (CALL COLLECT)
                              1-617-439-4192 (FAX)
                                   SHS@GMO.com
                           website: http://www.gmo.com

                                   DISTRIBUTOR

                             Funds Distributor, Inc.
                          100 Summer Street, 15th Floor
                           Boston, Massachusetts 02110

                                        INVESTMENT COMPANY ACT FILE NO. 811-4347

                                    GMO TRUST

                               GMO REAL ASSET FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                               _____________, 2004

This Statement of Additional Information is not a prospectus. It relates to the GMO Real Asset Fund Prospectus dated __________, 2004 and as amended from time to time thereafter (the "Prospectus"), and should be read in conjunction therewith. Information from the Prospectus is incorporated by reference into this Statement of Additional Information. The Prospectus may be obtained free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling GMO Trust collect at (617) 346-7646.

                                TABLE OF CONTENTS

                                                                                                           Page
                                                                                                           ----
INVESTMENT OBJECTIVES AND POLICIES........................................................................   1

FUND INVESTMENTS..........................................................................................   1

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS................................................................   3

USES OF DERIVATIVES.......................................................................................  27

INVESTMENT RESTRICTIONS...................................................................................  30

DETERMINATION OF NET ASSET VALUE..........................................................................  32

DISTRIBUTIONS.............................................................................................  32

TAXES.....................................................................................................  32

MANAGEMENT OF THE TRUST...................................................................................  39

INVESTMENT ADVISORY AND OTHER SERVICES....................................................................  45

PORTFOLIO TRANSACTIONS....................................................................................  48

PROXY VOTING POLICIES AND PROCEDURES......................................................................  49

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES..........................................................  49

VOTING RIGHTS.............................................................................................  50

SHAREHOLDER AND TRUSTEE LIABILITY.........................................................................  51

APPENDIX A -- COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

APPENDIX B -- PROXY VOTING POLICIES AND PROCEDURES

                       INVESTMENT OBJECTIVES AND POLICIES

GMO Real Asset Fund (the "Fund") is one of forty-[four] separate investment portfolios of GMO Trust (the "Trust"), an open-end management investment company. Other portfolios are offered pursuant to separate prospectuses and statements of additional information.

The principal strategies and risks of investing in the Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Fund may be changed without shareholder approval.

                                FUND INVESTMENTS

The following list indicates the types of investments which the Fund is generally permitted (but not required) to make. The Fund may, however, make other types of investments provided such an investment is consistent with the Fund's investment objective and policies and the Fund's investment restrictions do not expressly prohibit it from so doing. The Fund may make a portion of its investments through a wholly owned subsidiary organized as a Bermuda limited company.

         -        Commodity-Related Investments

         -        Domestic Equity Securities (1)

         -        Preferred Stocks

         -        Convertible Securities

         -        Securities of Foreign Issuers (2)

         -        Securities of Foreign Issuers (Traded on
                  U.S. Exchanges) (2)

         -        Securities of Emerging Market Issuers or
                  Countries (2)

         -        Depository receipts

         -        Illiquid Securities

         -        Futures and Options

         -        Real Estate Investment Trusts ("REITS")

         -        Swap Contracts

         -        Repurchase Agreements

         -        Reverse Repurchase Agreements and Dollar Roll Agreements

         -        Investment Companies

         -        Shares of Other GMO Trust Funds (3)

         -        Cash and Other High Quality Investments

         -        Long- and Medium-term Corporate &
                  Government Bonds (4)

         -        Short-term Corporate and Government Bonds (4)

         -        Adjustable Rate Securities

         -        Foreign Currency Transactions

         -        Zero Coupon Securities

         -        Indexed Securities

         -        Structured Notes

         -        Warrants and Rights

(1) For more information, see, among other sections, "Description of Principal Risks--Market Risk--Equity Securities" in the Prospectus.

(2) For more information, see, among other sections, "Description of Principal Risks--Foreign Investment Risk" in the Prospectus and "Descriptions and Risks of Fund Investments--Certain Risks of Foreign Investments" herein.

(3) For more information, see, among other things, "Description and Risks of Fund Investments--Investments in Other Investment Companies" herein.

(4) For more information, see, among other sections, "Description of Principal Risks--Market Risk--Fixed Income Securities" in the Prospectus and "Descriptions and Risks of Fund Investments--Debt and Other Fixed Income Securities Generally" and

"--U.S. Government Securities and Foreign Government Securities" herein.

                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

The following is a detailed description of certain investment practices in which the Fund may engage and the risks associated with their use. Please refer to "Summary of Fund Objective, Principal Investment Strategies, and Principal Risks" in the Prospectus and "Fund Investments" in this Statement of Additional Information for additional information regarding the practices in which the Fund may engage.

PORTFOLIO TURNOVER

Portfolio turnover is generally not a limiting factor with respect to investment decisions for the Fund.

In any particular year, market conditions may well result in greater rates of portfolio turnover than are presently anticipated. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, and may involve realization of capital gains that would be taxable when distributed to shareholders of the Fund unless such shareholders are themselves exempt. See "Distributions and Taxes" in the Prospectus and "Distributions" and "Taxes" in this Statement of Additional Information. To the extent that portfolio turnover results in the recognition of short-term capital gains, such gains are typically taxed to shareholders at ordinary income tax rates.

NON-DIVERSIFIED PORTFOLIO

As stated in the Prospectus, the Fund is a "non-diversified" fund and, accordingly, is not required to satisfy the "diversified" fund requirements under the Investment Company Act of 1940, as amended (the "1940 Act"), which require that at least 75% of the value of a fund's total assets be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities that for the purposes of this calculation are limited in respect of any one issuer to an amount not greater than 5% of the value of a fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer.

As a "non-diversified" fund, the Fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers than a "diversified" fund. Such concentration could increase the risk of loss to the Fund should there be a decline in the market value of any one portfolio security. Investment in the Fund may therefore entail greater risks than investment in a "diversified" fund. The Fund, however, must meet certain diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986.

COMMODITY-RELATED INVESTMENTS

The values of physical commodities can be extremely volatile, and may be either directly or indirectly affected by a wide range of factors, including changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, or weather conditions, livestock disease, trade embargoes, transportations bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international economic, political and regulatory developments. The value of commodities may also fluctuate directly with respect to real and perceived inflationary trends. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors, and others are subject to broad price fluctuations as a result of the prices of certain raw materials and the instability of supplies of other materials, which can, in turn, affect the prices of commodity-related investments.

The production and marketing of commodities may be affected by actions of and changes in governments and various other political and economic developments, particularly in the commodity-producing countries. In addition, commodity-related industries throughout the world may be subject to greater political, environmental and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may have an adverse effect on the products and services of companies in the commodities industries. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered to companies in those industries. In addition, many companies in commodity-related industries have been subject to significant costs associated with compliance with environmental and other safety regulations. Such regulations may also impair the development of new technologies. The direction, type or effect of any future regulations affecting commodity-related industries cannot be predicted.

The Fund does not invest directly in physical commodities. The Fund, however, intends to invest in equity securities of U.S. and foreign companies that are directly or indirectly engaged in the exploration, development, production, or distribution of one or more physical commodities. The securities of companies in commodity-related industries may experience greater price fluctuations than the relevant underlying physical commodity. In periods of rising commodity prices, such securities may rise at a faster rate than the relevant underlying physical commodity, and conversely, in times of falling commodity prices, such securities may suffer a greater price decline than the relevant underlying physical commodity or other commodity-linked variable.

Although the Manager believes that the value of securities of companies in commodity-related industries will correspond generally over the long term with the prices of their corresponding underlying physical commodities, at any given time, changes in the prices of underlying physical commodities may not strongly correlate with changes in the value of securities of companies in the corresponding commodity-related industry or industries. There may be times in which the price of securities of companies in commodity-related industries and their corresponding underlying physical commodities will move in different directions because certain political, economic, or other factors discussed above, including behaviors of equity markets, may have different impacts on physical commodities versus commodity stocks.

Commodity companies and securities of commodity companies may be cyclical in nature. During periods of economic or financial instability, the securities of some commodity companies may be subject to broad price fluctuations, reflecting the volatility of energy and basic material prices and possible instability of supply of various commodities. In addition, some commodity companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and other previously discussed risks.

The Fund may also invest in commodity-linked derivatives instruments, which provide exposure to the investment returns of the commodity markets without investing directly in physical commodities, including futures contracts, commodity index options, options on futures, swap agreements, and structured notes. The value of commodity-linked derivative instruments in which the Fund may invest may fluctuate significantly because the values of the underlying physical commodity, commodity index, futures contract, or other economic variable to which they are linked are themselves extremely volatile. Additionally, economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying physical commodity or other relevant economic variable. See "Futures and Options," "Structured Notes," and "Uses of Derivatives" below for more information on the Fund's investments in commodity-linked derivative instruments, including commodity futures contracts, commodity index options, and options on futures.

CERTAIN RISKS OF FOREIGN INVESTMENTS

GENERAL. Investment in foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign governments and companies and foreign securities markets are less liquid and at times more volatile than comparable U.S. securities and securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in these foreign countries. Special tax considerations also apply to securities of foreign issuers and securities principally traded overseas.

EMERGING MARKETS. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and developed foreign markets. In addition, the securities markets of emerging countries may be subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations also has been extremely limited, and any such enforcement may be arbitrary and results difficult to predict with any degree of certainty. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce the Fund's income from such securities. Finally, because publicly traded debt instruments of emerging markets represent a relatively recent innovation in the world debt markets, little historical data or related market experience exists concerning the attributes of such instruments under all economic, market and political conditions.

In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. In addition, a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments exists that could affect investments in those countries. No assurance can be given that adverse political changes will not cause the Fund to suffer a loss of any or all of its investments or, in the case of fixed-income securities, interest thereon.

SECURITIES LENDING

The Fund may make secured loans of portfolio securities amounting to not more than one-third of the Fund's total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of the risk of loss with respect to the investment of the collateral and the risks of delay in recovery of the securities or loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO" or the "Manager") to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or liquid securities at least equal at all times to the market value of the securities lent. Collateral may be held in shares of other investment companies. If the loan is collateralized by U.S. Government Securities, the Fund will receive a fee from the borrower. In the case of loans collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that is expected to be only a portion of earnings on the collateral. The Manager may retain lending agents on behalf the Fund that are compensated based on a percentage of the Fund's return on the securities lending activity. The Fund also pays various fees in connection with such loans including shipping fees and reasonable custodian fees.

The Fund's securities loans may or may not be structured in a manner to preserve qualified dividend income treatment on dividends paid with respect to the loaned securities. The Fund may receive substitute payments under its loans (instead of dividends with respect to the loaned securities) which will not be eligible for treatment as qualified dividend income or the long-term capital gain tax rates applicable to such income. See "Taxes" below for further discussion of qualified dividend income.

DEPOSITORY RECEIPTS

The Fund may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs), and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with the Fund's investment objective. Depository Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying securities are denominated or traded. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

DOMESTIC EQUITY DEPOSITARY RECEIPTS. The Fund may invest in Domestic Equity Depositary Receipts. These instruments represent interests in a unit investment trust ("UIT") or investment company that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT or investment company issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT or investment company that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT or investment company that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by the Fund could result in losses on Domestic Equity Depositary Receipts.

CONVERTIBLE SECURITIES

A convertible security is a security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. The Manager regards convertible securities as a form of equity security.

PREFERRED STOCKS

Preferred stocks include convertible and non-convertible preferred and preference stocks and similar securities which are senior to common equity. These may include debt or equity securities that either (1) rank senior to common stock with respect to the right to receive payment or accrual of interest or in respect of the right to participate in any distribution of the issuer or
(2) are beneficiaries of a guarantee of the issuer regarding the right to receive payment of interest or the right to participate in any distribution of the issuer. Depending on the features of the particular security, holders of preferred stock may bear risks similar to the risks disclosed in the Prospectus or herein with respect to equity or fixed income securities.

WARRANTS AND RIGHTS

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive upon exercise of the warrant or right a security of the issuer based on the conversion value of the security at the time of exercise. The Fund will normally use warrants and rights in a manner similar to its use of options on securities as described below. The risks of the Fund's use of warrants and rights are generally similar to those relating to its use of options. Unlike most options, however, warrants and rights are issued in limited amounts and generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish to do.

FUTURES AND OPTIONS

The Funds may use futures and options for various purposes. See "Uses of Derivatives" later in this Statement of Additional Information. The use of futures contracts, options contracts, and options on futures contracts involves risk. Thus, while the Fund may benefit from the use of futures, options, and options on futures, unanticipated changes in interest rates, securities or commodities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Losses incurred in transactions in futures, options, and options on futures and the costs of these transactions will affect the Fund's performance.

OPTIONS. The Fund (1) may enter into contracts giving third parties the right to buy portfolio securities from the Fund for a fixed price at a future date ("writing call options"); (2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date ("writing put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.

WRITING OPTIONS. The Fund may seek to increase its return by writing call or put options on optionable securities or securities or commodities indexes. A call option written by the Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on securities or commodities indexes, the options are usually cash settled based on the difference between the strike price and the value of the index.

The Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or index to the exercise price of the option, the remaining term of the option, supply and demand and interest rates. By writing a call option on a security, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value. In the case of options on a securities or commodities index, if the Fund writes a call, any profit by the Fund in respect of portfolio securities expected to correlate with the index will be limited by an increase in the index above the exercise price of the option. If the Fund writes a put on an index, the Fund may be required to make a cash settlement greater than the premium received if the index declines.

If the writer of an option wishes to terminate its obligation, it may effect a "closing purchase transaction." This transaction is accomplished, in the case of exchange traded options, by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This transaction is accomplished by selling an option of the same series as the option previously purchased. No guarantee exists that the Fund will be able to effect a closing purchase or a closing sale transaction at any particular time. Also, an over-the-counter option may be closed out only with the other party to the option transaction.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or liquid securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index, any loss resulting from the repurchase of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. In that event, the Fund's return will be the premium received from the put option minus the cost of closing the position or, if it chooses to take delivery of the security, the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money and in-the-money put options may be used by the Fund in market environments analogous to those in which call options are used in buy-and-write transactions.

The extent to which the Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.

RISK FACTORS IN OPTIONS TRANSACTIONS. The holder of an American option can exercise its rights any time prior to expiration of the option. Consequently, the writer of an American option has no control over when the underlying securities or futures contracts must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may, in the case of a call option, be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract.

An exchange-traded option may be closed out only on a national securities exchange ("Exchange") which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund holding the option would have to exercise the option in order to realize any profit. For example, in the case of a written call option, if the Fund is unable to effect a closing purchase transaction in a secondary market (in the case of a listed option) or with the purchaser of the option (in the case of an over-the-counter option), the Fund will not be able to sell the underlying security or futures contract until the option expires or it delivers the underlying security or futures contract upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) insufficient trading interest may exist with respect to certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms.

The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. The Fund, other Funds of the Trust, the Manager, and other clients of the Manager may be considered to be such a group. These position limits may restrict the Fund's ability to purchase or sell options on a particular security.

The amount of risk the Fund assumes when it purchases an option is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed below, the purchase of an option also entails the risk that changes in the value of the underlying security or futures contract will not be fully reflected in the value of the option purchased.

FUTURES. The Fund may invest in futures contracts with respect to, but not limited to, interest rates, commodities, and securities and commodities indexes. An interest rate, commodity, or index futures contract provides for the future sale by one party (the seller) and purchase by another party (the purchaser) of a specified quantity of a financial instrument (such as a U.S. Government Security or other fixed income instrument), commodity, or the cash value of an index at a specified price and time. In some cases, the specific financial instruments delivered or taken, respectively, at settlement date are not determined until, on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Index futures contracts are generally "cash settled" which means that the purchase price of the futures contract is subtracted from the cash value of the relevant index and the net amount, if positive, is paid to the purchaser of the futures contract, and, if negative, is paid by the purchaser to the seller of the futures contract. Although the value of an index might be a function of the value of certain specific securities or commodities, no physical delivery of these securities or commodities is made. Other types of futures contracts may also be "cash settled" (rather than "physically settled"), which means that instead of taking or making delivery of the underlying financial instrument or commodity at the time specified by the futures contract, the two parties to the contract agree to receive or pay, as applicable, an amount of cash equal to the difference between the current market value of the underlying instrument or commodity and the purchase price of the futures contract.

The Fund is also permitted to invest in futures contracts on individual equity securities ("single stock futures"), consistent with applicable law.

Futures contracts are traded in the United States only on commodity exchanges or boards of trade - known as "contract markets" - approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. Government Securities or other liquid assets equal to a percentage of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. The size of the initial margin is generally set by the exchange on which the contract is traded. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

In most cases, futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, a loss will be realized.

COMMODITY FUTURES. The Fund may invest to a significant extent in commodity futures contracts. A commodity futures contract is an agreement between two parties, in which one party agrees to purchase a commodity, such as an energy, agricultural, or metal commodity, from the other party at a later date at a price and quantity agreed-upon when the contract is made. In the case of commodity futures contracts, the Fund will close out of such contracts before the settlement date without the making or taking of delivery. See "Special Risk Factors in Commodity Futures Transactions" below for more information on commodity futures contracts.

INDEX FUTURES. The Fund may purchase futures contracts on various commodities or securities indexes ("Index Futures"). A Fund's purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.

The Fund may close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. In general, all positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day). Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time the Fund purchases foreign stock Index Futures.

Changes in the price of Index Futures may not correlate perfectly with movements in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. As a result, a disparity may arise between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

INTEREST RATE FUTURES. The Fund may also engage in a variety of transactions involving the use of futures with respect to U.S. Government Securities and other fixed income securities.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. The Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or commodities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" below for a description of the Fund's use of options on currency futures.

The ability to establish and close out options on futures contracts will be subject to the development and maintenance of a liquid secondary market. However, the development and maintenance of such a market is not certain.

RISK FACTORS IN FUTURES TRANSACTIONS. Investment in futures contracts involves risk. If the futures are used for hedging, some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security, commodity, or currency being hedged. The correlation is higher between price movements of futures contracts and the instrument underlying that futures contract. The correlation is lower when futures are used to hedge securities or commodities other than such underlying instrument, such as when a futures contract on an index of securities or commodities is used to hedge a single security or commodity, a futures contract on one security (e.g., U.S. Treasury bonds) or commodity (e.g., gold) is used to hedge a different security (e.g., a mortgage-backed security) or commodity (e.g., silver) or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and a portfolio position (or anticipated position) which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, the Fund cannot always hedge fully or perfectly against currency fluctuations affecting the value of the Fund's securities denominated in foreign currencies because the value of such securities also is likely to fluctuate as a result of independent factors not related to currency fluctuations. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

A hedge will not be fully effective where such imperfect correlation exists. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.

The Fund may also purchase futures contracts (or options thereon) as an anticipatory hedge against a possible increase in the price of a currency in which the securities the Fund anticipates purchasing is denominated. In such instances, the currency may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market and/or currency decline or for other reasons, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. Short positions in index futures may be closed out only by entering into a futures contract purchase on the futures exchange on which the index futures are traded.

The successful use of transactions in futures and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of exchange rate, interest rate and stock and commodity price movements within a given time frame. For example, to the extent the Fund invests in fixed income securities and interest rates remain stable (or such rates move in a direction opposite to that anticipated) during the period in which a futures contract or option is held by the Fund, the Fund may realize a loss on the futures transaction which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

In the case of futures and options on futures, the Fund is only required to deposit the initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. Because the Fund will then be obligated to purchase the security or index at a set price on a future date, the Fund's net asset value will fluctuate with the value of the security or commodity as if it were already included in the Fund's portfolio. Risk management transactions have the effect of providing a degree of investment leverage, particularly when the Fund does not earmark assets equal to the face amount of the contract (i.e., in cash settled futures contracts) since the futures contract (and related options) will increase or decrease in value at a rate which is a multiple of the rate of increase or decrease in the value of the initial and variation margin that the Fund is required to deposit.

Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. This lack of a common clearing facility may give rise to counterparty risk. If a counterparty defaults, the Fund will generally have contractual remedies against such counterparty; however, there is no assurance that the Fund will succeed in enforcing such contractual remedies. When seeking to enforce a contractual remedy, the Fund is also subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. The Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless the Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

If the Fund uses combined short and long positions, in addition to possible declines in the values of its investment securities, the Fund may also suffer losses associated with a securities or commodities index underlying the long futures position underperforming the securities or commodities index underlying the short futures position.

SPECIAL RISK FACTORS IN COMMODITY FUTURES TRANSACTIONS. There are several additional risks associated with transactions in commodity futures contracts.

Storage Costs. Unlike in the financial futures markets, in the commodity futures markets, there are costs of physical storage associated with purchasing an underlying physical commodity to a futures contract. The price of a commodity futures contract will reflect the storage costs of purchasing its underlying physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for any underlying commodities change while the Fund is invested in futures contracts on those commodities, the value of the futures contracts may change proportionately.

Reinvestment Risk. As in the financial futures markets, there are hedgers and speculators in the commodity futures markets. In the commodity futures markets, producers of an underlying commodity may decide to hedge the price risk of selling that commodity by selling futures contracts today in order to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side (the long side) of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected futures spot price. Conversely, if most hedgers in the futures market are the purchasers of the underlying commodity who purchase futures contracts to hedge against a rise in commodity prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected futures spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Additional Economic Factors. The value of physical commodities which underlie commodity futures contracts may be subject to additional economic and non-economic factors, such as drought, floods or other weather conditions, livestock disease, trade embargoes, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international economic, political and regulatory developments. These factors may create additional investment risks which subject the Fund's investments to greater volatility than a fund with a broad range of investment alternatives. See "Commodity-Related Investments" above for additional discussion of risk factors relating to commodities and commodity-related investments, including commodity futures contracts.

ADDITIONAL LIMITATIONS ON USE OF FUTURES AND OPTIONS. The Fund's ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are relatively new and still developing. The amount of trading interest that may exist in various types of options or futures cannot be predicted. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively. Furthermore, the Fund's ability to engage in options and futures transactions may be limited by tax considerations.

SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS

The Fund may use swap contracts and other two-party contracts for the same or similar purposes as they may use options, futures and related options.

SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange returns (or differentials in rates of return) calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

INTEREST RATE AND CURRENCY SWAP CONTRACTS. Interest rate swaps involve the exchange of the two parties' respective commitments to pay or receive interest on a notional principal amount

(e.g., an exchange of floating rate payments for fixed rate payments). Currency swaps involve the exchange of the two parties' respective commitments to pay or receive fluctuations with respect to a notional amount of two different currencies (e.g., an exchange of payments with respect to fluctuations in the value of the U.S. dollar relative to the Japanese yen).

EQUITY SWAP CONTRACTS AND CONTRACTS FOR DIFFERENCES. Equity swap contracts involve an agreement by two parties to exchange returns calculated with respect to a notional amount of an equity index (e.g., the S&P 500 Index), basket of equity securities or individual equity security.

If the Fund enters into a long equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index, basket of equity securities, or individual equity security on which the equity swap is based as if it had purchased the notional amount of securities comprising the index, securities comprising the basket, or individual security, as the case may be. If the Fund enters into a short equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index, basket of equity securities, or individual equity security on which the equity swap is based as if it had sold the notional amount of securities comprising the index, securities comprising the basket, or individual security, as the case may be.

Contracts for differences are swap arrangements in which the Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. Often, one or both "baskets" will be an established securities index. As to one of the baskets, the Fund's return is based on theoretical, long futures positions in the securities comprising that basket (with an aggregate face value equal to the notional amount of the contract for differences) and as to the other basket, the Fund's return is based on theoretical short futures positions in the securities comprising the basket. The Fund may also use actual long and short futures positions to achieve the same market exposure(s) as contracts for differences where payment obligations of the two legs of the contract are netted and thus based on changes in the relative value of the baskets of securities rather than on the aggregate change in the value of the two legs. The Fund will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. However, the short basket may outperform the long basket -- resulting in a loss to the Fund, even in circumstances when the securities in both the long and short baskets appreciate in value.

INTEREST RATE CAPS, FLOORS AND COLLARS. The Fund may use interest rate caps, floors and collars for the same purposes or similar purposes as they use interest rate futures contracts and related options. Interest rate caps, floors and collars are similar to interest rate swap contracts because the payment obligations are measured by changes in interest rates as applied to a notional amount and because they are individually negotiated with a specific counterparty. The purchase of an interest rate cap entitles the purchaser, to the extent that a specific index exceeds a specified interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. The purchase of an interest rate collar entitles the purchaser, to the extent that a specified index exceeds or falls below two specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate collar. The Fund's use of interest rate caps, floors and collars for the same or similar purposes as those for which they use futures contracts and related options presents the same risks and similar opportunities as those associated with futures and related options.

TOTAL RETURN SWAPS. The Fund may generally use total return swaps to gain investment exposure to commodities, or to fixed income securities where direct ownership is either not legally possible or is economically unattractive. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the fixed income security or commodity, basket of securities or commodities, or securities or commodities index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively.

RISK FACTORS IN SWAP CONTRACTS, OTC OPTIONS AND OTHER TWO-PARTY CONTRACTS. The Fund may only close out a swap, contract for differences, cap, floor or collar or OTC option with the particular counterparty. Also, if the counterparty defaults, the Fund will have contractual remedies pursuant to the agreement related to the transaction, but no assurance can be given that contract counterparties will be able to meet their obligations pursuant to such contracts or that, in the event of default, the Fund will succeed in enforcing contractual remedies. Documentation risk may also exist, including the risk that the parties may disagree as to the proper interpretation of the terms of a contract. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. The Fund thus assumes the risk that it may be unable to obtain payments owed to it under swap contracts, OTC options and other two-party contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. The Manager will closely monitor the creditworthiness of contract counterparties, and the Fund will not enter into any swaps, caps, floors or collars, or OTC options and other two-party contracts unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's at the time of entering into such transaction or if the counterparty has comparable credit as determined by the Manager. However, the credit of the counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty's net market exposure is small relative to its capital. The management of caps, floors, collars and swaps may involve certain difficulties because the characteristics of many derivatives have not been observed under all market conditions or through a full market cycle.

ADDITIONAL REGULATORY LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS, INTEREST RATE FLOORS, CAPS AND COLLARS AND SWAP CONTRACTS. The Fund has claimed an exclusion from the definition of "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act.

FOREIGN CURRENCY TRANSACTIONS

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

The Fund may buy or sell foreign currencies, deal in forward foreign currency contracts, currency futures contracts and related options and options on currencies. The Fund may use such currency instruments for hedging, investment or currency risk management. Currency risk management may include taking active currency positions relative to both the Fund's securities portfolio and the Fund's performance benchmark.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. Options on currency futures contracts give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period. The Fund may also purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with banks and broker-dealers by which the Fund acquires a security (usually an obligation of the government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-on price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the relevant Fund to expenses, delays and risks of loss including: (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period, and (c) inability to enforce rights and the expenses involved in attempted enforcement.

DEBT AND OTHER FIXED INCOME SECURITIES GENERALLY

Debt and other fixed income securities include fixed income securities of any maturity. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers.

Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest. Obligations of issuers are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Fixed income securities denominated in foreign currencies are also subject to the risk of a decline in the value of the denominating currency.

Because interest rates vary, the future income of the Fund (to the extent it invests in such securities) cannot be predicted. The net asset value of the Fund's shares will vary as a result of changes in the value of the securities in its portfolio and will be affected by the absence and/or success of hedging strategies.

CASH AND OTHER HIGH QUALITY INVESTMENTS

The Fund may temporarily invest a portion of its assets in cash or cash items pending other investments or in connection with the earmarking and maintenance of such assets on the custodian's books and records. These cash items and other high quality corporate debt securities may include a number of money market instruments such as securities issued by the United States Government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. By investing only in high quality money market securities the Fund may seek to minimize credit risk with respect to such investments.

U.S. GOVERNMENT SECURITIES AND FOREIGN GOVERNMENT SECURITIES

U.S. Government Securities include securities issued or guaranteed by the U.S. Government or its authorities, agencies or instrumentalities. Foreign Government Securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies or instrumentalities or by supra-national agencies. U.S. Government Securities and Foreign Government Securities have different kinds of government support. For example, some U.S. Government Securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises are neither guaranteed nor insured by the U.S. Government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Banks ("FHLBs")). Similarly, some Foreign Government Securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. In the case of certain countries, Foreign Government Securities may involve varying degrees of credit risk as a result of financial or political instability in such countries and the possible inability of the Fund to enforce its rights against the foreign government issuer. As with other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include such entities as the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

Like other fixed income securities, U.S. Government Securities and Foreign Government Securities are subject to market risk and their market values fluctuate as interest rates change. Thus, for example, the value of an investment in the Fund to the extent it holds U.S. Government Securities or Foreign Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities and Foreign Government Securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. Government Securities and Foreign Government Securities, the Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities and Foreign Government Securities. These certificates of accrual and similar instruments may be more volatile than other government securities.

REAL ESTATE INVESTMENT TRUSTS ("REITs")

REITs are pooled investment vehicles that invest in real estate or real estate-related companies. There are a few different types of REITs in which the Fund may invest, including equity REITS, which own real estate directly; mortgage REITS, which make construction, development, or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs.

The value of a REIT can be expected to change in light of factors affecting the real estate industry. Factors affecting the performance of real estate may include the supply of real property in certain markets, changes in zoning laws, completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional markets for competing asset classes. The performance of real estate may also be affected by changes in interest rates, management of insurance risks, and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 and/or to maintain exempt status under the 1940 Act.

ADJUSTABLE RATE SECURITIES

Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. They may be U.S. Government Securities or securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

ZERO COUPON SECURITIES

To the extent the Fund invests in "zero coupon" fixed income securities, it will be required to accrue interest income on these securities at a fixed rate based on the initial purchase price and the length to maturity, but these securities do not pay interest in cash on a current basis. The Fund is required to distribute the income on these securities to its shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus, the Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO and PO strips.

INDEXED SECURITIES

Indexed securities are securities the redemption values and/or the coupons of which are indexed to the prices of a specific instrument or statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Indexed securities in which the Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed rate securities.

The Fund may invest in inflation indexed securities issued by the U.S. Treasury, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value which has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation indexed bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds.

Although these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may result in a decline in value. If interest rates rise due to reasons other than inflation (such as changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. inflation indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. No assurance can be given that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, no assurance can be given that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Coupon payments received by the Fund from inflation indexed bonds will be includable in the Fund's gross income in the period in which they accrue. In addition, any increase in the principal amount of an inflation indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

The Fund's investments in indexed securities, including inflation indexed securities, may create taxable income in excess of the cash they generate. In such cases, the Fund may be required to sell assets to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. See "Distributions and Taxes" in the Prospectus and "Distributions" and "Taxes" in this Statement of Additional Information.

STRUCTURED NOTES

Similar to indexed securities described above in "Indexed Securities," structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. These securities are referred to as "structured notes" because the terms of the debt instrument may be structured by the issuer and purchaser of the note. The value of the principal of and/or interest on structured notes is determined by reference to changes in the value of a specific asset, reference rate, or index (the reference) or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference. The terms of the structured note may provide that in certain circumstances no principal is due at maturity and, therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such note may be very volatile.

Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

The Fund may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

Dollar rolls are transactions in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

When the Fund that makes such investments, it will earmark and maintain on its custodian's books and records cash, U.S. Government Securities or other liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are not considered borrowings by the Fund for purposes of the Fund's fundamental investment restriction with respect to borrowings.

ILLIQUID SECURITIES

The Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, "illiquid securities" may include certain restricted securities under the federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for securities acquired under Section 4(2) private placements) under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

For so long as the SEC maintains the position that most equity swap contracts, reverse equity swap contracts, caps, floors and collars are illiquid, the Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

PRIVATE PLACEMENTS AND RESTRICTED INVESTMENTS. Illiquid securities may include certain securities of private issuers, investments in securities traded in unregulated or shallow markets and securities that are purchased in private placements and are subject to restrictions on resale either as a matter of contract or under federal securities laws. Because relatively few potential purchasers for such securities may exist, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the Manager believes it advisable to do so or may be able to sell such securities only at prices lower than those that could be obtained if such securities were more widely held. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

While private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities", that is, securities that cannot be sold to the public without registration under the Securities Act of 1933 or pursuant to an exemption from registration (such as Rules 144 or 144A), or that are "not readily marketable" because they are subject to other legal or contractual restrictions on resale. The Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. The Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling these securities to the public, and in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

At times, the inability to sell private placements and restricted investments in the public market can make it more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value. The judgment of the Manager may at times play a greater role in valuing these securities than in the case of publicly traded securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund may invest in shares of other investment companies, including both open- and closed-end investment companies (including single country funds). When making such an investment, the Fund will be indirectly exposed to all the risks of such investment companies. In general, the Fund will bear a pro rata portion of the other investment company's fees and expenses.

In addition, the Funds may invest in private investment funds, vehicles or structures. The Fund may also invest in debt-equity conversion funds, which are funds established to exchange foreign bank debt of countries whose principal repayments are in arrears into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.

The Fund may invest without limitation in GMO Short-Duration Collateral Fund. This investment is not made in reliance on the fund of funds exemption provided in Section 12(d)(1)(G) of the Investment Company Act of 1940, but is instead made in reliance on an SEC exemptive order obtained by the Manager and the Trust permitting Funds of the Trust to operate as funds of funds. To the extent the Fund invests in GMO Short-Duration Collateral Fund, shareholders of the Fund will not directly bear any of the operating fees and expenses of the GMO Short-Duration Collateral Fund, but will indirectly bear a proportionate share of this Fund's operating fees and expenses.

                               USES OF DERIVATIVES

                            INTRODUCTION AND OVERVIEW

DERIVATIVE POLICIES. This overview provides a general introduction to the principal ways in which the Fund uses derivatives. The information below is designed to supplement the information included in the Prospectus.

FUNCTION OF DERIVATIVES IN THE FUND. The Fund may use financial derivatives to implement investment decisions. The types of derivatives employed may include futures, swaps, options, forward contracts and, periodically, structured notes. These instruments may be exchange-traded or over-the-counter products. To a significant extent, specific market conditions influence the choice of derivative strategies for the Fund.

DERIVATIVE EXPOSURE. Generally, stocks constitute the majority of the holdings in the Fund, although derivative positions may comprise a significant portion of the total assets.

COUNTERPARTY CREDITWORTHINESS. The Manager tracks the creditworthiness of counterparties in swaps, forwards, and options. Typically, the Fund will enter into these transactions only with counterparties with long-term debt ratings of A or higher by either Standard & Poor's or Moody's at the time of contract. However, short-term derivatives may be entered into with counterparties that do not have long-term debt ratings, but with short-term debt ratings of A-1 by Standard & Poor's and/or Prime-1 by Moody's. (See Appendix A--"Commercial Paper and Corporate Debt Ratings" for an explanation of short-term ratings.)

                         USE OF DERIVATIVES BY THE FUND

Types of Derivatives Used by the Fund (other than foreign currency derivative transactions)

- Futures contracts and related options on securities, commodities, and baskets or indexes of securities or commodities

-        Options on stocks and other securities

- Long equity swap contracts in which the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index, a single equity security, or a basket of securities

- Short equity swap contracts in which the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index, a single equity security, or a basket of securities

- Contracts for differences, i.e., equity swaps that contain both long and short commodity components

- Other swap contracts, including interest rate swaps and total return swaps

-        Structured notes

-        Warrants and rights

Uses of Derivatives by the Fund (other than foreign currency derivative transactions)

Hedging

Traditional Hedging: The Fund may use short equity futures, related options and short equity swap contracts to hedge against an equity risk already generally present in the Fund.

Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

No limit exists with respect to the absolute face value of derivatives used for hedging purposes.

Investment

The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities or commodities. These applications include using equity derivatives to "equitize" cash balances held by the Fund. Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with equity derivatives to give the effect of investing directly. The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.

When long futures contracts and long equity swaps are used for investment, the Fund will maintain an amount of liquid assets equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover another long derivative exposure. The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

Risk Management - Synthetic Sales and Purchases

The Fund may use equity and commodities futures, related options and equity swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries, stocks, and physical commodities. Sometimes, such transactions are used as a precursor to actual sales and purchases.

For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

Foreign Currency Derivative Transactions Employed by the Fund

-        Buying and selling spot currencies

-        Forward foreign currency contracts

-        Currency futures contracts and related options

-        Options on currencies

-        Currency swap contracts

Uses of Foreign Currency Derivative Transactions by the Fund

Hedging

Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge back into the U.S. dollar the risk of foreign currencies represented by its securities investments. The Fund is not required to hedge any of the currency risk inherent in investing in securities denominated in foreign currencies.

Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency on the spot market or through currency forwards or futures.

Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

The Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's equities are denominated.

                             INVESTMENT RESTRICTIONS

Fundamental Restrictions:

Without a vote of the majority of the outstanding voting securities of the Fund, the Trust will not take any of the following actions with respect to the Fund as indicated:

(1) Borrow money except under the following circumstances: (i) The Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) The Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) The Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that the Fund's custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions.

Under current pronouncements of the SEC staff, the above types of transactions are not treated as involving senior securities so long as and to the extent that the Fund's custodian earmarks and maintains liquid assets, such as cash, U.S. Government Securities or other appropriate assets equal in value to its obligations in respect of these transactions.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(4) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 33 1/3% of the Fund's total assets.

(5) Concentrate more than 25% of the value of its total assets in any one industry, except that the Fund will invest on an aggregate basis more than 25% of its total assets in the group of commodity-related industries involved in the exploration, development, production, and distribution of oil, natural gas, industrial metals, and precious metals. This means that the Fund may invest substantially all of its assets in commodity-related investments from the industries within this group and may, at times, invest a substantial portion of its assets in a single industry within this group.

(6) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if the Fund covers such securities by earmarking and maintaining certain assets on the books and records of the Fund's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

Non-Fundamental Restrictions:

The following actions are contrary to the present policy of the Fund, which may be changed by the Trustees without shareholder approval:

(1) Make investments for the purpose of gaining control of a company's management. This restriction shall not apply with respect to the Fund's investments in one or more wholly owned subsidiaries.

(2) Invest more than 15% of net assets in illiquid securities. For this purpose, "illiquid securities" may include certain restricted securities under the Federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for resales of securities acquired under Section 4(2) private placements) under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

For so long as the SEC maintains the position that most equity swap contracts, reverse equity swap contracts, caps, floors and collars are illiquid, the Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The phrase "shareholder approval," as used in the Prospectus and in this Statement of Additional Information, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to the Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies of each Fund may be changed by the Trust's Trustees without the approval of shareholders.

                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Fund will be determined as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. Please refer to "Determination of Net Asset Value" in the Prospectus for additional information.

                                  DISTRIBUTIONS

The Prospectus describes the distribution policies of the Fund under the heading "Distributions." The Fund maintains a policy in all cases to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. For distribution and federal income tax purposes, a portion of the premiums from certain expired call or put options written by the Fund, net gains from certain closing purchase and sale transactions with respect to such options and a portion of net gains from other options and futures transactions are treated as short-term capital gain (i.e., gain from the sale of securities held for 12 months or less). The Fund generally maintains a policy to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of taxable investment income and capital gains.

                                      TAXES

TAX STATUS AND TAXATION OF THE FUND

The Fund is treated as a separate taxable entity for federal income tax purposes. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total net assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed timely to its shareholders in the form of dividends (including capital gain dividends).

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although the Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., payment of excise tax amounts deemed by the Fund to be de minimis).

TAXATION OF FUND DISTRIBUTIONS AND SALES OF FUND SHARES

The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held as capital assets for more than 12 months and as short-term capital gains if the shares have been held as capital assets for not more than 12 months. However, depending on a shareholder's percentage ownership in the Fund, a partial redemption of Fund shares could cause the shareholder to be treated as receiving a dividend, taxable as ordinary income in an amount equal to the full amount of the distribution, rather than capital gain income.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gains from the sale of investments that the Fund owned for more than 12 months and that are properly designated by the Fund as capital gain dividends will be taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for 12 months or less will be taxable to shareholders as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described below with respect to the Fund's shares. In addition, if the Fund that invests in other regulated investment companies receives dividends from a regulated investment company designated by that regulated investment company as qualified dividend income, and the Fund meets the holding period and other requirements described below with respect to the shares of that regulated investment company, the Fund may designate its distributions derived from those dividends as qualified dividend income. If the aggregate dividends received by the Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund's dividends (other than capital gain dividends) will be eligible to be treated as qualified dividend income.

In general, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company. Technical corrections legislation is pending which would change the preceding rule by substituting "121-day" for "120-day" and "181-day" for "180-day." The U.S. Treasury Department and the Internal Revenue Service have indicated that taxpayers may apply the qualified dividend income rules as if these technical corrections have already been enacted.

Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008.

Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

A distribution paid to shareholders by the Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

If the Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

For corporate shareholders (other than S corporations), the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to the Fund's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by the Fund from REITs will not qualify for the corporate dividends-received deduction. The Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that if otherwise would have continued to hold (including when it is not advantageous to do so). The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends paid by REITs generally will not be eligible to be treated as "qualified dividend income." This is true notwithstanding that, under technical corrections legislation currently pending in Congress(which, as described above, may be treated as enacted), REITs are generally able to pass through the tax treatment of qualified dividend income they receive.

Under current law, the Fund serves to block unrelated business taxable income("UBTI") from being realized by tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund of either:(1) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"); or
(2) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. The Fund may invest in REITs that hold residual interests in REMICs.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of the Fund as an investment through such plans.

BACKUP WITHHOLDING

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder (including foreign individuals) who fails to furnish the Fund with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010. Distributions will not be subject to backup withholding to the extent they are subject to the withholding tax on foreign persons described in the next paragraph. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's federal income tax return.

WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS

Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net realized long-term capital gains paid by the Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Also, foreign shareholders with respect to whom income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are resident in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.

The Internal Revenue Service revised its regulations affecting the application to foreign investors of the backup withholding and withholding tax rules described above. The regulations are generally effective for payments made after December 31, 2000. In some circumstances, the rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these regulations.

FOREIGN TAX CREDITS

If, at the end of the fiscal year, more than 50% of the value of the total assets of the Fund is represented by direct investments in stock or securities of foreign corporations, the Fund may make an election with respect to the Fund which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such case, the amounts of qualified foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Fund and shareholder level imposed by the Code).

TAX IMPLICATIONS OF CERTAIN INVESTMENTS

Certain of the Fund's investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation indexed bonds), will create taxable income in excess of the cash they generate. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

The Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Fund's securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing and character of distributions to shareholders.

Direct investment by the Fund in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat such a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation.

Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. The Fund that indirectly invests in PFICs by virtue of the Fund's investment in other investment companies may not make such elections; rather, the underlying investment companies directly investing in PFICs would decide whether to make such elections. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

LOSS OF REGULATED INVESTMENT COMPANY STATUS

The Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income would be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income, generally would be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. Such distributions generally would be eligible (i) to be treated as "qualified dividend income" in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.

In addition, as noted above, the Fund may make a portion of its investments through a wholly owned subsidiary organized as a Bermuda limited company. If the Internal Revenue Service were to prevail in asserting that(i) the Fund's wholly owned subsidiary should be disregarded as a separate entity for U.S. federal income tax purposes, (ii) the Fund should be treated as recognizing income of the subsidiary directly, or (iii) the acquisition of control of the subsidiary by the Fund had the principal purpose of evading or avoiding federal income tax, the Fund could fail to meet the 90% test described above in "Tax Status and Taxation of the Fund", depending on the value of its investments in the subsidiary, and accordingly, could fail to qualify as a regulated investment company. The Fund believes this risk is remote.

TAX SHELTER REPORTING REGULATIONS

Under recently enacted U.S. Treasury regulations, if a shareholder realizes a loss on disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

                             MANAGEMENT OF THE TRUST

The following tables present information regarding each Trustee and officer of the Trust as of the date of this Statement of Additional Information. Each Trustee's and officer's date of birth ("DOB") is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust. Because the Fund does not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. The term of office for each officer is until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS
 NAME, DATE OF BIRTH, AND                                                                      IN               OTHER
     POSITION(S) HELD                    LENGTH OF              PRINCIPAL OCCUPATION(S)   FUND COMPLEX      DIRECTORSHIPS
      WITH THE TRUST                    TIME SERVED               DURING PAST 5 YEARS       OVERSEEN            HELD
      --------------                    -----------               -------------------       --------            ----
NON INTERESTED TRUSTEES

Jay O. Light                 Since May 1996                     Professor of Business         [44]               *(1)
Trustee                                                         Administration and
DOB:  10/03/1941                                                Senior Associate Dean,
                                                                Harvard University.

Donald W. Glazer, Esq.       Since December  2000               Consultant--Business and       [44]              *(2)
Trustee                                                         Law; Advisory Counsel,
DOB:  07/26/1944                                                Goodwin Procter LLP.

--------------
(1) Mr. Light is a director of Harvard Management Company, Inc. and
    Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of that Act and neither of these companies is a registered investment company.

(2) Mr. Glazer is the Secretary and Vice Chairman of Provant, Inc. This company does not have a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of that Act and is not a registered investment company.

INTERESTED TRUSTEE
R. Jeremy Grantham(3)        Chairman of the Board of           Member, Grantham, Mayo,      [44]               None
Chairman of the Board of     Trustees since September 1985;     Van Otterloo & Co. LLC.
Trustees                     President from February 2002 -
DOB:  10/06/1938             October 2002;
                             President-Quantitative from
                             September 1985 - February 2002

OFFICERS

                                  POSITION(S) HELD           LENGTH              PRINCIPAL OCCUPATION(S)
    NAME AND DATE OF BIRTH         WITH THE TRUST        OF TIME SERVED            DURING PAST 5 YEARS
    ----------------------         --------------        --------------            -------------------
Scott Eston                     President and Chief   President and Chief       Chief Financial Officer, Chief
DOB:  01/20/1956                Executive Officer     Executive Officer         Operating Officer (2000-present)
                                                      since October 2002;       and Member, Grantham, Mayo, Van
                                                      Vice President from       Otterloo & Co. LLC.
                                                      August 1998 -
                                                      October 2002.

Susan Randall Harbert           Chief Financial       Chief Financial           Member, Grantham, Mayo, Van
DOB:  04/25/1957                Officer and           Officer since             Otterloo & Co. LLC.
                                Treasurer             February 2000; Treasurer
                                                      since February 1998;
                                                      Assistant Treasurer from
                                                      May 1995 -February 1998.

Brent C. Arvidson               Assistant Treasurer   Since August 1998.        Senior Fund Administrator,
DOB:  06/26/1969                                                                Grantham, Mayo, Van Otterloo &
                                                                                Co. LLC.

William R. Royer,  Esq.         Vice President and    Vice President            General Counsel, Anti-Money
DOB:  07/20/1965                Clerk                 since February            Laundering Reporting Officer
                                                      1997; Clerk since         (July 2002-February 2003) and
                                                      March 2001, May           Member, Grantham, Mayo, Van
                                                      1999 - August 1999,       Otterloo & Co. LLC.
                                                      May 1995 - May 1997.

Elaine M. Hartnett, Esq.        Vice President and    Vice President            Associate General Counsel,
DOB:  02/18/1945                Secretary             since August 1999;        Grantham, Mayo, Van Otterloo &
                                                      Secretary since           Co. LLC (June 1999 - present);
                                                      March 2001.               Associate/Junior Partner, Hale
                                                                                and Dorr LLP (1991 - 1999).

Julie L. Perniola               Vice President and    Since February 2003.      Anti-Money Laundering Reporting
DOB:  10/07/1970                Anti-Money                                      Officer (February 2003- present)
                                Laundering                                      and Compliance Officer,
                                Compliance                                      Grantham, Mayo, Van

------------
(3) Trustee is deemed to be an "interested person" of the Trust, as defined by the 1940 Act, because of his affiliation with the Trust's Manager.

                                Officer                                         Otterloo & Co. LLC.

William L. Nemerever            Vice President        Since February            Investment Director
DOB:  11/05/1946                                      2004.                     and Member, Grantham,
                                                                                Mayo, Van Otterloo & Co. LLC.

TRUSTEES' RESPONSIBILITIES. Under the provisions of the GMO Declaration of Trust, the business of the Trust, an open-end management investment company, is managed by the Trustees, and the Trustees have all powers necessary or convenient to carry out that responsibility including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the shareholders; fill vacancies in or remove from their number members of the Board of Trustees (including any vacancies created by an increase in the number of Trustees); remove from their number members of the Board of Trustees with or without cause; elect and remove such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and terminate one or more committees consisting of two or more Trustees which may exercise the powers and authority of the Trustees to the extent that the Trustees determine; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter.

The Board of Trustees has two standing committees: the Independent Trustees/Audit Committee and the Pricing Committee. The Independent Trustees/Audit Committee assists the Board of Trustees in performing its functions under the 1940 Act and Massachusetts law. The responsibilities of the committee are as follows: perform the specific tasks assigned to the independent Trustees pursuant to the 1940 Act, including periodic consideration of the investment management contracts of the Trust; oversee the audit process for the Trust and consider any questions raised by the independent auditors concerning the financial reporting process, internal controls, and compliance procedures of the Trust; select and nominate candidates to serve as independent Trustees of the Trust; review on a periodic basis the governance structures and procedures of the Trust; review proposed resolutions of conflicts of interest that may arise in the business of the Trust and may have an impact on the shareholders of the Trust; and oversee matters requiring independent oversight of the Trust on behalf of the shareholders of the Trust. Shareholders may recommend trustee nominees to the Independent Trustees/Audit Committee to fill any vacancies that may occur in the Board by sending such recommendations to the Secretary of the Trust. Mr. Glazer and Mr. Light, the non-interested trustees, are members of the Independent Trustees/Audit Committee. During the fiscal year ended February 29, 2004, the Independent Trustees/Audit Committee held eight meetings.

The Pricing Committee determines the fair value of the Trust's securities or other assets under certain circumstances, as described in the GMO Trust Pricing Policies adopted by the Board, as amended from time to time (the "Procedures"). To fulfill its responsibilities and duties the Pricing Committee periodically reviews the Procedures with the Manager and recommends changes (including the establishment of new pricing methodologies), if any, to the Board, and meets on an as-needed basis to determine the fair value of the Trust's securities or other assets, as described in the Procedures. Mr. Glazer and Mr. Light, the non-interested trustees, are members of the Pricing Committee; Mr. Grantham, the interested trustee, is an alternate member of the Pricing Committee. During the fiscal year ended February 29, 2004, the Pricing Committee held six meetings.

[In determining to approve initially the investment management agreements of the Funds of the Trust or the most recent annual extension of the investment management agreements of the Funds of the Trust, as applicable, the Trustees considered a number of factors common to the Funds of the Trust. In this connection, the Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. See "Management of the Fund" in the Prospectus and "Management of the Trust -- Officers" above. The Trustees also took into account the time and attention to be devoted or devoted, as applicable, by senior management to the Funds. The Trustees evaluated the level of skill required to manage the Funds and concluded that the human resources to be devoted or devoted, as applicable, by the Manager to the Funds will be or were, as applicable, appropriate to fulfill effectively the Manager's duties under the agreements. The Trustees also considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage and concluded that the Manager would be able to meet any reasonably foreseeable obligations under the agreements.]

[The Trustees received information concerning the investment philosophy and investment process applied by the Manager in managing the Funds. In this connection, the Trustees considered the Manager's in-house research capabilities as well as other resources available to the Manager's personnel, including research services available to the Manager as a result of securities transactions effected for the Funds and other investment advisory clients. The Trustees concluded that the Manager's investment process, research capabilities and philosophy were well suited to the Funds, given the Funds' investment objectives and policies.]

[The Trustees considered the scope of the services to be provided or provided, as applicable, by the Manager to the Funds under the agreements relative to services provided by third parties to other mutual funds. The Trustees noted that the standard of care set forth in those agreements was comparable to that found in most mutual fund investment advisory agreements. See "Investment Advisory and Other Services" below. The Trustees concluded that the scope of the Manager's services to the Funds was consistent with the Funds' operational requirements, including, in addition to seeking to achieve the Funds' investment objectives, compliance with the Funds' investment restrictions, tax and reporting requirements, and related shareholder services.]

[The Trustees considered the quality of the services to be provided or provided, as applicable, by the Manager to the Funds. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Funds. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Funds with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Trust - Code of Ethics" below), the procedures by which the Manager allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Manager in these matters. The Trustees also received information concerning standards of the Manager with respect to the execution of portfolio transactions.]

[The Trustees considered the Manager's management of non-advisory services to be provided or provided, as applicable, by persons other than the Manager, considering, among other things, the Funds' total expenses and the reputation of the Funds' other service providers. The Trustees also considered the competence of the personnel responsible for managing the Funds, the support those personnel will receive or have received, as applicable, from the Manager, the investment techniques to be used or used, as applicable, to manage the Funds, and the overall competence of the Manager. The Trustees concluded that the scope and quality of the Manager's services will be or was, as applicable, sufficient, in light of the Funds' investment performance (with respect to Funds with operating histories), particular portfolio management techniques, the resources brought to bear by the Manager, the competence of the Manager, its personnel and systems, and the financial resources of the Manager.]

[The Trustees also gave substantial consideration to the fees payable under the agreements. The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives. The Trustees also considered possible economies of scale to the Manager. In evaluating the Funds' advisory fees, the Trustees also took into account the sophistication of the investment techniques to be used or used, as applicable, to manage each of the Funds.]

[Additional factors concerning the Trustees' approval of the Fund's management contract to be provided by amendment after the Board meeting to approve the management contract is held.]

Trustee Fund Ownership

The following table sets forth ranges of Trustees' direct beneficial share ownership in the Fund and in all Funds of the Trust as of December 31, 2003.

                                                                                 AGGREGATE DOLLAR RANGE OF SHARES
                                                                                      DIRECTLY OWNED IN ALL
                                                  DOLLAR RANGE OF SHARES          FUNDS OF THE TRUST (WHETHER
                                                   DIRECTLY OWNED IN THE            OR NOT OFFERED HEREUNDER)
        NAME/FUNDS OFFERED HEREUNDER              FUND OFFERED HEREUNDER*              OVERSEEN BY TRUSTEE
        ----------------------------              -----------------------              -------------------
NON-INTERESTED TRUSTEES                                    None                                None
JAY O. LIGHT

DONALD W. GLAZER                                           None                           over $100,000

INTERESTED TRUSTEE
R. JEREMY GRANTHAM                                         None                           over $100,000

*The Fund will commence operations on or following the date of this Statement of Additional Information and, therefore, has not yet offered any shares for sale.

Non-Interested Trustee Ownership of Securities Issued by the Manager or Principal Underwriter None.

Non-Interested Trustee Ownership of Related Companies

The following table sets forth information about securities owned by non-interested trustees and their family members as of December 31, 2003 in entities directly or indirectly controlling, controlled by, or under common control with the Manager or Funds Distributor, Inc., the Fund's principal underwriter.

                            NAME OF
                          OWNER(S) AND
       NAME OF          RELATIONSHIP TO                             TITLE OF         VALUE OF
NON-INTERESTED TRUSTEE      TRUSTEE              COMPANY             CLASS          SECURITIES         % OF CLASS
----------------------      -------              -------             -----          ----------         ----------
Jay O. Light                  N/A                  None               N/A              N/A                N/A

Donald W. Glazer              Self              GMO Brazil          Limited         $  6,338(2)          1.95%
                                            Sustainable Forest    partnership
                                           Fund, LP, a private      interest
                                            investment company
                                           managed by Renewable
                                            Resources LLC, an
                                            affiliate of the
                                                Manager.(1)

                                                GMO Brazil          Limited         $  7,349(2)          1.94%
                                            Sustainable Forest    partnership
                                          Fund 2, LP, a private     interest
                                            investment company
                                           managed by Renewable
                                            Resources LLC, an
                                             affiliate of the
                                                Manager.(1)

                                             GMO Tax-Managed        Limited         $412,023(4)          0.64%
                                          Absolute Return Fund,   partnership
                                           a private investment     interest
                                            company managed by
                                             the Manager.(3)

                                            GMO Multi-Strategy      Limited         $400,000(4)          0.07%
                                            Fund (Onshore), a     partnership
                                            private investment      interest
                                            company managed by
                                             the Manager.(3)

(1) The Manager may be deemed to "control" this fund by virtue of its ownership interest in and role as Managing Member of Renewable Resources LLC.

(2) Based on a valuation date of September 30, 2003.

(3) The Manager may be deemed to "control" this fund by virtue of its serving as investment manager of the fund.

(4) Based on a valuation date of December 31, 2003.

REMUNERATION. Each non-interested Trustee receives an annual retainer from the Trust for his services. In addition, effective July 1, 2002, the chair of each of the Independent Trustees/Audit Committee and the Pricing Committee will receive an annual fee. Each non-interested Trustee is also paid a fee for each in-person and telephone meeting of the Board of Trustees or any committee thereof attended or participated in, as the case may be, and a fee for consideration of any action proposed to be taken by written consent. No additional compensation is paid to any non-interested Trustee for travel time to meetings, attendance at director's educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees, although the Trust does reimburse non-interested Trustees for seminar or conference fees and for travel expenses incurred in connection with attendance at such seminars or conferences. Non-interested Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.

Other than as set forth in the table below, no Trustee or officer of the Trust received any direct compensation from the Trust or any series thereof, including the Fund, during the fiscal year ended February 29, 2004:

                                       AGGREGATE          PENSION OR RETIREMENT     ESTIMATED ANNUAL
                                      COMPENSATION      BENEFITS ACCRUED AS PART     BENEFITS UPON      TOTAL COMPENSATION
NAME OF PERSON, POSITION             FROM THE FUND*         OF FUND EXPENSES           RETIREMENT         FROM THE TRUST
------------------------             --------------         ----------------           ----------         --------------
Jay O. Light, Trustee                     N/A                      N/A                     N/A               $120,230

Donald W. Glazer, Esq.,                   N/A                      N/A                     N/A               $124,000
Trustee

* The Fund will commence operations on or following the date of this Statement of Additional Information and, therefore, has not yet paid any compensation to the Trustees.

Messrs. Eston, Grantham, Nemerever and Royer, and Ms. Harbert do not receive any compensation from the Trust, but as members of the Manager will benefit from the management fees paid by each Fund of the Trust, including the Fund.

As of the date of this Statement of Additional Information, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of the Fund.

CODE OF ETHICS. Each of the Trust and the Manager has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with certain conditions relating to such persons' position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Fund are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

As disclosed in the Prospectus under the heading "Management of the Fund," under a Management Contract (the "Management Contract") between the Trust, on behalf of the Fund, and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services, and pays all salaries, fees, and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions--Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers who furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.

As is disclosed in the Prospectus, the Manager has contractually agreed to reimburse the Fund with respect to the Fund expenses through at least June 30, 2005.

The Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

The Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not "interested persons" of the Manager) and by the Fund's sole initial shareholder in connection with the organization of the Trust and the establishment of the Fund. The Management Contract will continue in effect for a period of two years from the date of its execution and continuously thereafter only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Fund. The Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, the Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.

The Fund's Management Fee is calculated based on a fixed percentage of the Fund's average daily net assets. The Fund will commence operations on or following the date of this Statement of Additional Information and, therefore, has not yet paid the Manager any Management Fees. However, once the Fund commences operations, it will pay to the Manager a Management Fee at the annual rate of [ ]% of the Fund's average daily net assets.

In the event that the Manager ceases to be the manager of the Fund, the right of the Trust to use the identifying name "GMO" may be withdrawn.

Custodial Arrangements. [Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Trust's custodians on behalf of the Fund. As such, IBT holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, IBT receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. IBT also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.]

Shareholder Service Arrangements. As disclosed in the Prospectus, pursuant to the terms of a single Servicing Agreement with each Fund of the Trust, GMO provides direct client service, maintenance and reporting to shareholders of all classes of shares of the Fund. The Servicing Agreement was approved by the Trustees of the Trust (including a majority of the Trustees who are not "interested persons" of the Manager or the Trust). The Servicing Agreement will continue in effect for a period of more than one year from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and
(ii) the majority vote of the full Board of Trustees. The Servicing Agreement automatically terminates on assignment (except as specifically provided in the Servicing Agreement) and is terminable by either party upon not more than 60 days' written notice to the other party.

The Trust entered into the Servicing Agreement with GMO on May 30, 1996. Pursuant to the terms of the Servicing Agreement, the Class II, III, IV, V, and VI Shares of the Fund each pay the Manager a Shareholder Service Fee in exchange for shareholder services rendered by the Manager. The Fund will commence operations on or following the date of this Statement of Additional Information and, therefore, the Class II, III, IV, V, and VI shareholders have not yet paid the Manager a Shareholder Service Fee. However, once the Fund commences operations, the Class II, III, IV, V, and VI Shares of the Fund will pay the Manager a Shareholder Service Fee of 0.22%, 0.15%, 0.10%, 0.085%, and 0.055%, respectively, of the Fund's average daily net assets attributable to the relevant class of shares of the Fund.

Independent Auditors. The Trust's independent auditors are
PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts annual audits of the Trust's financial statements, assists in the preparation of the Fund's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation, and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.

Distributor. Funds Distributor, Inc. ("FDI"), 100 Summer Street, 15th Floor, Boston, Massachusetts 02110, serves as the Trust's distributor on behalf of the Fund. GMO pays all distribution-related expenses of the Fund.

Counsel. Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110, serves as counsel to the Trust. Bingham McCutchen LLP, 150 Federal Street, Boston, Massachusetts 02110, serves as independent counsel to the non-interested Trustees of the Trust.

                             PORTFOLIO TRANSACTIONS

The purchase and sale of portfolio securities for the Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may indirectly sell a particular security to another client. In addition, two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.

Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (a) such securities meet the investment objectives and policies of the Fund; (b) such securities are acquired for investment and not for resale; and (c) such securities can be valued pursuant to the Trust's pricing policies.

Brokerage and Research Services. In placing orders for the portfolio transactions of the Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are subjective considerations.

Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the Fund with primary market makers unless better prices or executions are available elsewhere.

Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for the Fund, the Manager receives such services from brokers who handle a substantial portion of the Fund's portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities, and portfolio strategy. The Manager uses such research in servicing other clients as well as the Fund and other Funds of the Trust.

As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the 1934 Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

The Fund will commence operations on or following the date of this Statement of Additional Information and, therefore the Trust, on behalf of the Fund, has not yet paid any brokerage commissions.

                      PROXY VOTING POLICIES AND PROCEDURES

The Trust has adopted a proxy voting policy which delegates the authority and responsibility to vote proxies related to its portfolio securities to the Manager. Therefore, the Board of Trustees of the Trust has reviewed and approved the use of the proxy voting policies and procedures of the Manager on behalf of the Fund when exercising voting authority on behalf of the Fund. The Trust's proxy voting policy and the Manager's proxy voting policies and procedures are attached to this Statement of Additional Information as Appendix B.

The Manager's proxy voting policies on a particular issue may or may not reflect the views of individual members of the Board of Trustees of the Trust, or a majority of the Board of Trustees.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for the Fund ends on the last day of February.

Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of [forty-four] series: U.S. Core Fund; Tobacco-Free Core Fund; U.S. Quality Equity Fund; Value Fund; Intrinsic Value Fund; Growth Fund; Small Cap Value Fund; Small Cap Growth Fund; Real Estate Fund; Tax-Managed U.S. Equities Fund; Tax-Managed Small Companies Fund; International Disciplined Equity Fund; International Intrinsic Value Fund; International Growth Fund; Currency Hedged International Equity Fund; Foreign Fund; Foreign Small Companies Fund; International Small Companies Fund; Emerging Markets Fund; Emerging Countries Fund; Asia Fund; Tax-Managed International Equities Fund; Domestic Bond Fund; Core Plus Bond Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Duration Investment Fund; [Alpha Only] Fund; Inflation Indexed Bond Fund; Emerging Country Debt Share Fund; Benchmark-Free Allocation Fund; International Equity Allocation Fund; Global Balanced Asset Allocation Fund; Global (U.S.+) Equity Allocation Fund; U.S. Sector Fund; Special Purpose Holding Fund; Short-Duration Collateral Fund; Taiwan Fund; [U.S. Sector Asset Allocation Fund]; [Global Equity Asset Allocation Fund]; [Real Asset Fund]; and International Core Plus Allocation Fund. Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial and transfer agency expenses, but the Trustees have no present intention to make such charges.

The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the effect of any future regulatory requirements that might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to nine classes of shares for each series of the Trust: Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares, and Class M Shares.

The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

                                  VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote by individual Fund (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the Investment Company Act of 1940, shares are voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of the affected Funds are entitled to vote thereon. Shareholders of one Fund are not entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except with respect to matters that affect only that class of shares and as otherwise required by law.

There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and
(ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                        SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the disclaimer is inoperative and the Fund would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Appendix A

                   COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

COMMERCIAL PAPER RATINGS

Commercial paper ratings of Standard & Poor's are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by Standard & Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.

CORPORATE DEBT RATINGS

Standard & Poor's. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

Appendix A

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- The rating C is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's. The following is a summary of the ratings used by Moody's for corporate debt:

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be

Appendix A

characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

         1.       An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1 and B1.

Appendix B

                                    GMO TRUST
                               PROXY VOTING POLICY

I.       STATEMENT OF POLICY

GMO Trust (the "Fund") delegates the authority and responsibility to vote proxies related to portfolio securities to Grantham, Mayo, Van Otterloo & Co. LLC, its investment adviser (the "Adviser").

Therefore, the Board of Trustees (the "Board") of the Fund has reviewed and approved the use of the proxy voting policies and procedures of the Adviser ("Proxy Voting Procedures") on behalf of the Fund when exercising voting authority on behalf of the Fund.

II.      STANDARD

The Adviser shall vote proxies related to portfolio securities in the best interests of the Fund and their shareholders.

III.     REVIEW OF PROXY VOTING PROCEDURES

The Board shall periodically review the Proxy Voting Procedures presented by the Adviser.

The Adviser shall provide periodic reports to the Board regarding any proxy votes where a material conflict of interest was identified EXCEPT in circumstances where the Adviser caused the proxy to be voted consistent with the recommendation of the independent third party.

The Adviser shall notify the Board promptly of any material change to its Proxy Voting Procedures.

IV.      DISCLOSURE

The following disclosure shall be provided:

         A. The Adviser shall make available its proxy voting records, for inclusion in the Fund's Form N-PX.

         B. The Adviser shall cause the Fund to include the proxy voting policies and procedures required in the Fund's annual filing on Form N-CSR or the statement of additional information.

         C. The Adviser shall cause the Fund's shareholder reports to include a statement that (i) a copy of these policies and procedures is available on the Fund's web site (if the Fund so chooses) and (ii) information is available regarding how the Funds voted proxies during the most recent twelve-month period without charge, on or through the Fund's web site.

Appendix B

                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
                               GMO AUSTRALASIA LLC
                                (TOGETHER "GMO")

                      PROXY VOTING POLICIES AND PROCEDURES

I.       INTRODUCTION AND GENERAL PRINCIPLES

GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO's proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client's own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.

GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO's fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.

II.      PROXY VOTING GUIDELINES

GMO has engaged Institutional Shareholder Services, Inc. ("ISS") as its proxy voting agent to:

         (1) research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

         (2) ensure that proxies are voted and submitted in a timely manner;

         (3)      handle other administrative functions of proxy voting;

         (4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

         (5)      maintain records of votes cast; and

         (6) provide recommendations with respect to proxy voting matters in general.

Proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time.

Appendix B

Copies of the current domestic and global ISS proxy voting guidelines are attached to these Voting Policies and Procedures as Exhibit A. GMO reserves the right to amend any of ISS's guidelines in the future. If any such changes are made an amended Proxy Voting Policies and Procedures will be made available for clients.

Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

III.     PROXY VOTING PROCEDURES

GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:

    1. Implementing and updating the applicable domestic and global ISS proxy voting guidelines;

    2. Overseeing the proxy voting process; and

    3. Providing periodic reports to GMO's Compliance Department and clients as requested.

There may be circumstances under which a portfolio manager or other GMO investment professional ("GMO Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the recommendation of ISS. In such an event, the GMO Investment Professional will inform GMO's Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the recommendation of ISS. GMO's Corporate Actions Group will report to GMO's Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.

IV.      CONFLICTS OF INTEREST

As ISS will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.

In instances where GMO has the responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a registered mutual fund for which GMO serves as the investment adviser, there may be instances where a conflict of interest exists. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy,

Appendix B

or (b) seek instructions from its clients.

In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:

    1. GMO has a business relationship or potential relationship with the issuer;

    2. GMO has a business relationship with the proponent of the proxy proposal; or

    3. GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.

In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to the specific recommendation of ISS; (ii) abstain; or
(iii) request that the client votes such proxy. All such instances shall be reported to GMO's Compliance Department at least quarterly.

V.       RECORDKEEPING

GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:

         (1) a copy of these policies and procedures which shall be made available to clients, upon request;

         (2) a record of each vote cast (which ISS maintains on GMO's behalf); and

         (3) each written client request for proxy records and GMO's written response to any client request for such records.

Such proxy voting records shall be maintained for a period of five years.

VI.      REPORTING

GMO's Compliance Department will provide GMO's Conflict of Interest Committee with periodic reports that include a summary of instances where GMO has (i) voted proxies in a manner inconsistent with the recommendation of ISS, (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in Section IV, and (iii) voted proxies of shares of GMO Trust on behalf of its clients.

VII.     DISCLOSURE

Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client's proxy.

Effective:  August 6, 2003

Appendix B

                       ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of ISS's proxy voting policy guidelines.

1. AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

   - An auditor has a financial interest in or association with the company, and is therefore not independent

   - Fees for non-audit services are excessive, or

   - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees attendance at board meetings corporate governance provisions and takeover activity, long-term company performance responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Appendix B

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis,

Appendix B

considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5. POISON PILLS

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6. MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting

Appendix B

rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

    - It is intended for financing purposes with minimal or no dilution to current shareholders

    - It is not designed to preserve the voting power of an insider or significant shareholder

9. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a case-by-case basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

    -  Historic trading patterns

    -  Rationale for the repricing

    -  Value-for-value exchange

    -  Option vesting

    -  Term of the option

    -  Exercise price

    -  Participation

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

    -  Purchase price is at least 85 percent of fair market value

    -  Offering period is 27 months or less, and

    -  Potential voting power dilution (VPD) is ten percent or less.

Appendix B

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10. SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Appendix B

              CONCISE SUMMARY OF ISS GLOBAL PROXY VOTING GUIDELINES

         Following is a concise summary of general policies for voting global proxies. In addition, ISS has country- and market-specific policies, which are not captured below.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

Vote FOR approval of financial statements and director and auditor reports, unless:

    -  there are concerns about the accounts presented or audit procedures used;
       or

    - the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

    - there are serious concerns about the accounts presented or the audit procedures used;

    -  the auditors are being changed without explanation; or

    - nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS

Vote FOR the appointment or reelection of statutory auditors, unless:

    - there are serious concerns about the statutory reports presented or the audit procedures used;

    -  questions exist concerning any of the statutory auditors being appointed;
       or

    - the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME

Vote FOR approval of the allocation of income, unless:

    - the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

    -  the payout is excessive given the company's financial position.

STOCK (SCRIP) DIVIDEND ALTERNATIVE

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management

Appendix B

demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION

Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS

Vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS

Vote FOR management nominees in the election of directors, unless:

    - there are clear concerns about the past performance of the company or the board; or

    -  the board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed)

DIRECTOR COMPENSATION

Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

Appendix B

DISCHARGE OF BOARD AND MANAGEMENT

Vote FOR discharge of the board and management, unless:

    - there are serious questions about actions of the board or management for the year in question; or

    -  legal action is being taken against the board by other shareholders.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

BOARD STRUCTURE

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

SHARE ISSUANCE REQUESTS

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances: Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

INCREASES IN AUTHORIZED CAPITAL

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

    - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

    - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

Vote AGAINST proposals to adopt unlimited capital authorizations.

Appendix B

REDUCTION OF CAPITAL

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

CAPITAL STRUCTURES

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

PREFERRED STOCK

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

DEBT ISSUANCE REQUESTS

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Appendix B

INCREASE IN BORROWING POWERS

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

SHARE REPURCHASE PLANS:

Vote FOR share repurchase plans, unless:

    -  clear evidence of past abuse of the authority is available; or

    -  the plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED:

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE:

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS:

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS:

Vote FOR mergers and acquisitions, unless:

    - the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

    - the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

MANDATORY TAKEOVER BID WAIVERS:

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

REINCORPORATION PROPOSALS:

Vote reincorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES:

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Appendix B

RELATED-PARTY TRANSACTIONS:

Vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS:

Vote compensation plans on a CASE-BY-CASE basis.

ANTITAKEOVER MECHANISMS:

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS:

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

                                    GMO TRUST

                            PART C. OTHER INFORMATION

Item 23. Exhibits

         (a)      1. Amended and Restated Agreement and Declaration of Trust;
                  (1) and

                  2. Amendment No. [  ] to Amended and Restated Agreement and
                     Declaration of Trust.*

         (b)      Amended and Restated By-laws of the Trust. (1)

         (c) Please refer to Article 5 of the Trust's Amended and Restated Declaration of Trust, which is hereby incorporated by reference.

         (d) 1. Forms of Management Contracts between the Trust, on behalf of each of its GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Tobacco-Free Core Fund, GMO U.S. Quality Equity Fund, GMO Value Fund (formerly "GMO Value Allocation Fund"), GMO Growth Fund (formerly "GMO Growth Allocation Fund"), GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Small Cap Growth Fund, GMO Real Estate Fund (formerly "GMO REIT Fund"), GMO International Intrinsic Value Fund (formerly "GMO International Core Fund"), GMO Currency Hedged International Equity Fund (formerly "GMO Currency Hedged International Core Fund"), GMO International Disciplined Equity Fund, GMO International Growth Fund, GMO Foreign Fund, GMO Foreign Small Companies Fund, GMO International Small Companies Fund, GMO Emerging Markets Fund, GMO Emerging Countries Fund (formerly "GMO Evolving Countries Fund"), GMO Asia Fund, GMO Global Hedged Equity Fund, GMO Domestic Bond Fund, GMO Core Plus Bond Fund (formerly "GMO U.S. Bond/Global Alpha A Fund" and "GMO Global Fund"), GMO International Bond Fund, GMO Currency Hedged International Bond Fund (formerly "GMO SAF Core Fund"), GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Short-Duration Investment Fund (formerly "GMO Short-Term Income Fund"), GMO Inflation Indexed Bond Fund, GMO Intrinsic Value Fund, GMO Tax-Managed Small Companies Fund (formerly "GMO U.S. Small Cap Fund"), GMO International Equity Allocation Fund, GMO Global Balanced Asset Allocation Fund (formerly "GMO World Equity Allocation Fund" and "GMO World Balanced Allocation Fund"), GMO Global (U.S.+) Equity Allocation Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Core Plus Allocation Fund, GMO Tax-Managed U.S. Equities Fund, GMO Special Purpose Holding Fund (formerly "GMO Alpha LIBOR Fund"), GMO Tax-Managed International Equities Fund, GMO Emerging

------------------
         (1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

         * To be filed by amendment.

                  Country Debt Share Fund, GMO Taiwan Fund, GMO Short-Duration Collateral Fund, and GMO Benchmark-Free Allocation Fund, and Grantham, Mayo, Van Otterloo & Co. LLC ("GMO");(1) and

                  2. Form of Management Contract between the Trust, on behalf of GMO Real Asset Fund, and GMO.*

         (e) Distribution Agreement between the Trust on behalf of each of GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Tobacco-Free Core Fund, GMO U.S. Quality Equity Fund, GMO Value Fund (formerly "GMO Value Allocation Fund"), GMO Growth Fund (formerly "GMO Growth Allocation Fund"), GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Small Cap Growth Fund, GMO Real Estate Fund (formerly "GMO REIT Fund"), GMO International Disciplined Equity Fund, GMO International Intrinsic Value Fund (formerly "GMO International Core Fund"), GMO International Growth Fund, GMO Currency Hedged International Equity Fund (formerly "GMO Currency Hedged International Core Fund"), GMO Foreign Fund, GMO Foreign Small Companies Fund, GMO International Small Companies Fund, GMO Emerging Markets Fund, GMO Emerging Countries Fund (formerly "GMO Evolving Countries Fund"), GMO Asia Fund, GMO Global Hedged Equity Fund, GMO Domestic Bond Fund, GMO Core Plus Bond Fund (formerly "GMO U.S. Bond/Global Alpha A Fund" and "GMO Global Fund"), GMO International Bond Fund, GMO Currency Hedged International Bond Fund (formerly "GMO SAF Core Fund"), GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Short-Duration Investment Fund (formerly "Short-Term Income Fund"), GMO Inflation Indexed Bond Fund, GMO Intrinsic Value Fund, GMO Tax-Managed Small Companies Fund (formerly "GMO U.S. Small Cap Fund"), GMO International Equity Allocation Fund, GMO Global Balanced Asset Allocation Fund (formerly, "GMO World Equity Allocation Fund" and "GMO World Balanced Allocation Fund"), GMO Global (U.S.+) Equity Allocation Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Core Plus Allocation Fund, GMO Tax-Managed U.S. Equities Fund, GMO Tax-Managed International Equities Fund, GMO Emerging Country Debt Share Fund, GMO Benchmark-Free Allocation Fund, [GMO Real Asset Fund], and Funds Distributor, Inc. (1)

         (f)      None.

         (g) 1. Custodian Agreement (the "IBT Custodian Agreement") among the Trust, on behalf of certain Funds, GMO and Investors Bank & Trust Company ("IBT"); (1)

                  2. Form of Custodian Agreement (the "BBH Custodian Agreement") between the Trust, on behalf of certain Funds, and Brown Brothers Harriman & Co. ("BBH"); (1)


------------------
         (1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

         * To be filed by amendment.

                  3. Forms of Letter Agreements with respect to the IBT Custodian Agreement among the Trust, on behalf of certain Funds, GMO and IBT; (1)

                  4. Letter Agreement with respect to the IBT Custodian Agreement among the Trust, on behalf of certain Funds, GMO and IBT, dated May 30, 2003; (1)

                  5. [Form of Letter Agreement with respect to the IBT Custodian Agreement among the Trust, on behalf of GMO Real Asset Fund, GMO and IBT;*]

                  6. Forms of Letter Agreements with respect to the BBH Custodian Agreement between the Trust, on behalf of certain Funds, and BBH; (1)

                  7. Letter Agreement with respect to the BBH Custodian Agreement between the Trust, on behalf of certain Funds, and BBH, dated June 4, 2003; (1)

                  8. Form of Accounting Agency Agreement (the "Accounting Agency Agreement") between the Trust, on behalf of certain Funds, and BBH; (1)

                  9. Form of Letter Agreement with respect to the Accounting Agency Agreement between the Trust, on behalf of certain Funds, and BBH; (1)

                  10. Form of 17f-5 Delegation Schedule between the Trust, on behalf of certain Funds, and BBH; (1)

                  11. Form of Letter Agreement with respect to the 17f-5 Delegation Schedule between the Trust, on behalf of certain Funds, and BBH; (1)

                  12. Form of Amended and Restated Delegation Agreement between IBT and the Trust, on behalf of certain Funds of the Trust;
                  (1)

                  13. Form of Letter Agreement with respect to the Amended and Restated Delegation Agreement between IBT and the Trust, on behalf of certain Funds; and (1)

                  14. [Form of Letter Agreement with respect to the Amended and Restated Delegation Agreement between IBT and the Trust, on behalf of GMO Real Asset Fund.]*

         (h) 1. Transfer Agency Agreement among the Trust, on behalf of certain Funds, GMO and IBT; (1)

                  2. Forms of Letter Agreements to the Transfer Agency Agreement among the Trust, on behalf of certain Funds, GMO and IBT; (1)

------------------
         (1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

         * To be filed by amendment.

                  3. Form of Letter Agreement to the Transfer Agency Agreement among the Trust, on behalf of GMO Real Asset Fund, GMO and IBT
                  - Exhibit (1);

                  4. Form of Notification of Obligation to Reimburse Certain Fund Expenses by GMO to the Trust;* and

                  5. Form of Amended and Restated Servicing Agreement between the Trust, on behalf of certain Funds, and GMO.*

         (i)      Form of Opinion and Consent of Ropes & Gray. (1)

         (j)      Consent of PricewaterhouseCoopers LLP.*

         (k)      Financial Statements - Not applicable.

         (l)      None.

         (m) 1. Form of GMO Trust Amended and Restated Distribution and Service Plan (Class M); (1)

                  2. Form of Amended and Restated Administration Agreement; (1)

                  3. Form of Service Agreement between American Express Financial Advisors Inc. and the Trust, on behalf of certain Funds; (1)

                  4. Form of Services Agreement between the Fidelity Brokerage Services LLC and National Financial Services LLC (together "Fidelity"), and the Trust, on behalf of certain Funds; (1)

                  5. Form of Shareholder Service Agreement between Deutsche Bank Trust Company Americas and the Trust, on behalf of certain Funds; (1)

                  6. Form of Shareholder Service Agreement between GE Financial Trust Company and the Trust, on behalf of certain Funds; (1)

                  7. Form of Funds Trading Agreement between Fidelity Investments Institutional Operations Company, Inc., IBT, BBH, GMO, and the Trust, on behalf of certain Funds; (1)

                  8. Form of First Amendment to the Funds Trading Agreement between Fidelity Investments Institutional Operations Company, Inc., IBT, BBH, GMO, and the Trust, on behalf of certain Funds; (1) and

------------------
         (1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

         * To be filed by amendment.

                  9. Form of Shareholder Services Agreement between Citistreet LLC and the Trust, on behalf of certain Funds, as amended. (1)

         (n) Form of Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective June 1, 1996 as amended and restated June 19, 2003. (1)

         (o)      Reserved.

         (p) Code of Ethics adopted by the Trust, GMO, Dancing Elephant, Ltd., GMO Australia Ltd., GMO Australia LLC, GMO Renewable Resources LLC, GMO Woolley Ltd. (1)

Item 24. Persons Controlled by or Under Common Control with Registrant

         [To be provided by amendment.]

Item 25. Indemnification

         See Item 27 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.

Item 26. Business and Other Connections of Investment Adviser

             A description of the business of Grantham, Mayo, Van Otterloo & Co. LLC, the investment adviser of the Funds of the Registrant (the "Investment Adviser"), is set forth under the captions "Management of the Fund" in the prospectus and "Management of the Trust" in the statement of additional information, each forming part of this Registration Statement.

             Except as set forth below, the directors, officers, and members of the Investment Adviser, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors, officers, or members of the Investment Adviser or certain of its affiliates. Certain directors, officers, and members of the Investment Adviser serve as officers or trustees of the Registrant as set forth under the caption "Management of the Trust" in the Registrant's statement of additional information, forming part of this Registration Statement, and/or as officers and/or directors of certain private investment companies managed by the Investment Adviser or certain of its affiliates. The address of the Investment Adviser and the Registrant is 40 Rowes Wharf, Boston, Massachusetts 02110.

                  NAME                      POSITION WITH INVESTMENT ADVISER               OTHER CONNECTIONS
                  ----                      --------------------------------               -----------------
Forrest Berkley                           Member                                 Director and Chairman of
                                                                                 Investment Committee, Maine
                                                                                 Community Foundation, 245

------------------
         (1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

                                                                                 Main Street, Ellsworth, ME 04605
--------------------------------------------------------------------------------------------------------------------
Paul J. Bostock                           Member                                 Director, Inquire UK, Baldocks Barn
                                                                                 Chiddingstone Causway, Tonbridge,
                                                                                 Kent TN11 8JX
--------------------------------------------------------------------------------------------------------------------
Arjun Divecha                             Member and Member of the Board         Director, Dancing Elephant, Ltd.,
                                          of Directors                           1936 University Avenue, Suite 350,
                                                                                 Berkeley, CA 94704; Frog Hollow
                                                                                 Fresh LLC, P.O. Box 872,
                                                                                 Brentwood, CA 94513
--------------------------------------------------------------------------------------------------------------------
Robert P. Goodrow                         Member                                 Trustee, The Batterymarch Trust, c/o
                                                                                 GMO LLC, 40 Rowes Wharf, Boston, MA
                                                                                 02110
--------------------------------------------------------------------------------------------------------------------
R. Jeremy Grantham                        Founding Member and                    MSPCC Investment
                                          Chairman of the Board of Directors     Committee, 555  Amory Street,
                                                                                 Jamaica Plain, MA 02130
--------------------------------------------------------------------------------------------------------------------
Jon Hagler                                Member of the Board of Directors       Overseer, WGBH Boston, 125
                                                                                 Western Ave., Boston, MA 02134;
                                                                                 Trustee Emeritus, Texas A&M
                                                                                 Foundation, Texas A&M University,
                                                                                 College Station, TX  77843; Co-
                                                                                 Chair, Vision 2020 Advisory
                                                                                 Council, Texas A&M University,
                                                                                 College Station, TX  77843; One
                                                                                 Spirit-One Vision Capital Campaign,
                                                                                 Texas A&M University, College
                                                                                 Station, TX  77843; Board of
                                                                                 Directors, The Association of
                                                                                 Former Students at Texas A&M,
                                                                                 Texas A&M University, College
                                                                                 Station, TX  77843
--------------------------------------------------------------------------------------------------------------------
Elaine Hartnett                           Associate General Counsel              Trustee, Mount St. Joseph Academy,
                                                                                 617 Cambridge Street, Brighton, MA
                                                                                 02134
--------------------------------------------------------------------------------------------------------------------
John McKinnon                             Member                                 Director, J&S McKinnon Pty Ltd.,
                                                                                 10 Dubarda Street, Engadine,
                                                                                 Australia, NSW 2233; Quant
                                                                                 Partners Pty Ltd., Level 7, 2
                                                                                 Bulletin Place, Sydney, Australia,
                                                                                 NSW 2000; GMO Australia Nominees

                                                                                 Ltd., Level 7, 2 Bulletin Place,
                                                                                 Sydney, Australia, NSW 2000;
                                                                                 Trex Advisors Pty Ltd, Level 7, 2
                                                                                 Bulletin Place, Sydney NSW 2000
--------------------------------------------------------------------------------------------------------------------
John Rosenblum                            Vice Chairman of the Board of          Director, Cone Mills, 804 Green
                                          Directors                              Valley Road, Suite 3000,
                                                                                 Greensboro, NC  27408; The
                                                                                 Chesapeake Corporation, 1021 East
                                                                                 Cary Street, Richmond, VA  23219;
                                                                                 Thomas Rutherfoord, Inc., One
                                                                                 South Jefferson Street, SW,
                                                                                 Roanoke, VA  24011; The
                                                                                 Providence Journal, a division of
                                                                                 Belo Corporation, 75 Providence
                                                                                 Street, Providence, RI  02902;
                                                                                 Trustee, Landmark Volunteers, P.O.
                                                                                 Box 455, Sheffield, MA  01257;
                                                                                 Jamestown-Yorktown Foundation,
                                                                                 Inc., P.O. Box 1607, Williamsburg,
                                                                                 VA  23187-1607; Tredegar National
                                                                                 Civil War Center Foundation, 200 S.
                                                                                 Third St., Richmond, VA  23219;
                                                                                 Atlantic Challenge Foundation, 643
                                                                                 Main St., Rockland, ME  04841;
                                                                                 MBA Tech Connection, Inc., P.O.
                                                                                 Box 5769, Charlottesville, VA
                                                                                 22905; Charlottesville and
                                                                                 University Symphony Society, 112
                                                                                 Old Cabell Hall, Charlottesville,
                                                                                 VA 22903; Trustee, Farnsworth Art
                                                                                 Museum, 16 Museum Street,
                                                                                 Rockland, Maine  04841
--------------------------------------------------------------------------------------------------------------------
Eyk Van Otterloo                          Founding Member and Member of          Board Member, Chemonics
                                          the Board of Directors                 International, 1133 20th Street, NW,
                                                                                 Suite 600, Washington, D.C. 20036;
                                                                                 Breevast B.V., J.J. Viottastraat 39,
                                                                                 1071 JP Amsterdam, The Netherlands;
                                                                                 Committee Member, Museum of Fine
                                                                                 Arts, Boston, Avenue

                                                                                 of the Arts, 465 Huntington Avenue,
                                                                                 Boston, MA  02115; Committee
                                                                                 Chairperson,  Museum of Science,
                                                                                 Boston, Science Park, Boston, MA
                                                                                 02114; Committee  Chairperson,
                                                                                 Holderness School, Chapel Lane,
                                                                                 P.O. Box 1879,  Plymouth, NH 03264;
                                                                                 Chairman of the  Board, OneCoast
                                                                                 Network LLC, 408 Jamesborough
                                                                                 Drive, Pittsburgh, PA 15238
--------------------------------------------------------------------------------------------------------------------
Paul K. Woolley                           Member and Member of the Board         Director, China Investments, 4/F
                                          of Directors                           Worldwide House, 19 Des Voeux
                                                                                 Road Central, Hong Kong;
                                                                                 Greyhound Investments LP, c/o
                                                                                 GMO LLC, 40 Rowes Wharf,
                                                                                 Boston, MA 02110

Item 27. Principal Underwriters

Item 27(a). Funds Distributor, Inc. ("FDI" or the "Distributor") acts as principal underwriter for the following investment companies:

                  GMO Trust
                  Merrimac Series
                  The Munder Framlington Funds Trust
                  The Munder Funds Trust
                  The Munder Funds, Inc.
                  National Investors Cash Management Fund, Inc.
                  Skyline Funds
                  St. Clair Funds, Inc.
                  TD Waterhouse Family of Funds, Inc.
                  TD Waterhouse Trust

         FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI has its main address at 100 Summer Street, 15th Floor, Boston, Massachusetts 02110. FDI is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

Item 27(b). Information about Directors and Officers of FDI is as follows:


Director or Officer                 Positions and Offices with FDI
-------------------                 ------------------------------
William J. Tomko                    President

Kevin J. Dell                       Secretary

Edward S. Forman                    Assistant Secretary

Dennis R. Sheehan                   Director

Robert A. Bucher                    Financial and Operations Principal

Charles L. Booth                    Vice President and
                                    Assistant Compliance Officer

Richard F. Froio                    Vice President, Chief Compliance Officer,
                                    Executive Representative, and
                                    Supervising Principal

James L. Fox                        Treasurer and Director

The above FDI directors and officers do not have positions or offices with the Trust.

Item 27(c). Not applicable to the GMO Real Asset Fund. As of the date hereof, the Fund has not yet commenced operations.

Item 28. Location of Accounts and Records

         The accounts, books, and other documents required to be maintained by
         Section 31(a) and the rules thereunder will be maintained at the offices of the Registrant, 40 Rowes Wharf, Boston, MA 02110; the Registrant's investment adviser, Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, MA 02110; the Registrant's distributor, Funds Distributor, Inc., 100 Summer Street, 15th Floor, Boston, MA 02110; the Registrant's custodian for certain of the Funds, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109; and the Registrant's custodian and transfer agent for certain of the Funds, Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116.

Item 29. Management Services

         Not Applicable.

Item 30. Undertakings

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940 (the "1940 Act"), the Registrant, GMO Trust, has duly caused this Post-Effective Amendment No. 79 under the Securities Act and Post-Effective Amendment No. 100 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 3rd day of May, 2004.

                                GMO Trust

                                By: SCOTT E. ESTON*
                                     ---------------------------
                                     Scott E. Eston
                                     Title: President; Chief Executive Officer
                                     Principal Executive Officer

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 79 to the GMO Trust's Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures                                     Title                                              Date
----------                                     -----                                              ----
SCOTT E. ESTON*                                President; Chief Executive Officer; Principal      May 3, 2004
--------------                                 Executive Officer
Scott E. Eston

SUSAN RANDALL HARBERT*                         Chief Financial Officer and Treasurer; Principal   May 3, 2004
----------------------                         Financial and Accounting Officer
Susan Randall Harbert

R. JEREMY GRANTHAM*                            Trustee                                            May 3, 2004
----------------------
R. Jeremy Grantham

JAY O. LIGHT*                                  Trustee                                            May 3, 2004
----------------------
Jay O. Light

DONALD W. GLAZER*                              Trustee                                            May 3, 2004
----------------------
Donald W. Glazer

                                               * By: /S/ ELAINE M. HARTNETT
                                                     ----------------------
                                                      Elaine M. Hartnett
                                                      Attorney-in-Fact


                                POWER OF ATTORNEY

         I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett, Susan Randall Harbert and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

         Witness my hand and common seal on the date set forth below.

                  (Seal)

Signature                           Title                     Date
---------                           -----                     ----
/S/ Jay O. Light                    Trustee                   December 11, 2000
------------------
Jay O. Light

                                POWER OF ATTORNEY

         I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett, Susan Randall Harbert and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

         Witness my hand and common seal on the date set forth below.

                  (Seal)

Signature                           Title                     Date
---------                           -----                     ----
/S/ R. Jeremy Grantham              Trustee                   December 11, 2000
----------------------
R. Jeremy Grantham

                                POWER OF ATTORNEY

         I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett, Susan Randall Harbert and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

         Witness my hand and common seal on the date set forth below.

                  (Seal)

Signature                           Title                     Date
---------                           -----                     ----
/S/ Donald W. Glazer                Trustee                   December 11, 2000
---------------------------
Donald W. Glazer

                                POWER OF ATTORNEY

            I, the undersigned officer of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

         Witness my hand and common seal on the date set forth below.

                  (Seal)

Signature                           Title                     Date
---------                           -----                     ----
/S/ Scott E. Eston                  President and             October 28, 2002
---------------------------         Chief Executive
Scott E. Eston                      Officer


                                POWER OF ATTORNEY

         I, the undersigned officer of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

         Witness my hand and common seal on the date set forth below.

                  (Seal)

Signature                                Title                                              Date
---------                                -----                                              ----
/S/ Susan Randall Harbert                Treasurer; Principal Financial and                 May 2, 2001
-------------------------                Accounting Officer
Susan Randall Harbert

                                  EXHIBIT INDEX

                                    GMO TRUST

Exhibit No.         Title of Exhibit
-----------         ----------------
    1               Form of Letter Agreement with respect to the Transfer Agency Agreement among the Trust, on behalf of GMO Real Asset Fund, GMO and IBT.